As filed with the Securities and Exchange Commission on November 30, 1999
                       1933 Act Registration No. 033-64368
                       1940 Act Registration No. 811-7784

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
      Pre-Effective Amendment No.  [   ]          [   ]
      Post-Effective Amendment No. [ 26]          [ X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

      Amendment No.                [ 24]          [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY TRUST
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately  upon filing pursuant to paragraph (b)
[X] on December 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on  ________________pursuant  to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________pursuant to paragraph (a)(2)

Neuberger Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 26 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY TRUST

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 26 ON FORM N-1A

            This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 26 on Form N-1A

            Neuberger Berman Century Trust

            Neuberger Berman Focus Trust

            Neuberger Berman Genesis Trust

            Neuberger Berman Guardian Trust

            Neuberger Berman International Trust

            Neuberger Berman Manhattan Trust

            Neuberger Berman Millennium Trust

            Neuberger Berman Partners Trust

            Neuberger Berman Regency Trust


            Part A - Prospectus

            Part B - Statement of Additional Information

            Part C - Other Information

Signature Pages

Exhibit Index

No change is intended to be made by this Post-Effective Amendment No. 26 to the prospectus or statement of additional information for the other series of Neuberger Berman Equity Trust.

[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY TRUST
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999


                        These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Century Trust
Focus Trust
Genesis Trust
Guardian Trust
International Trust
Manhattan Trust
Millennium Trust
Partners Trust
Regency Trust

CONTENTS
-----------------


                       NEUBERGER BERMAN EQUITY TRUST

        PAGE 2 ......   Century Trust

             6 ......   Focus Trust

            12 ......   Genesis Trust

            18 ......   Guardian Trust

            24 ......   International Trust

            30 ......   Manhattan Trust

            36 ......   Millennium Trust

            41 ......   Partners Trust

            47 ......   Regency Trust

                       YOUR INVESTMENT

            58 ......   Maintaining Your Account

            60 ......   Share Prices

            61 ......   Distributions and Taxes

            63 ......   Fund Structure


                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT

All of the Neuberger Berman Equity Trusts are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $51.3 billion in total assets (as of September 30, 1999) and continue an asset management history that began in 1939.


RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO


- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE 63 FOR INFORMATION ON HOW IT WORKS


- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY

[PHOTO]

NEUBERGER BERMAN
CENTURY TRUST
--------------------------------------------------------------------------------


                                   ABOVE: PORTFOLIO MANAGER BROOKE A. COBB



"WE LOOK FOR THE LEADERS OF TODAY AND TOMORROW. MANY FAST-GROWING COMPANIES JOIN THE LARGE-CAPITALIZATION SECTOR WITH YEARS OF GROWTH STILL AHEAD. OUR GOAL IS TO IDENTIFY THEM EARLY, AND TO INVEST IN THE COMPANIES THAT ARE GOING TO BE THE GROWTH LEADERS OF THE NEW CENTURY."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They typically have a variety of products and business lines, an experienced management team and a sound financial base that can help them weather bad times.

Because of their size, large companies may grow at a slower rate than small companies. But their returns have sometimes led those of smaller companies, often with lower volatility.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.


While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.


  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries in order to moderate variability in the fund's performance.


The manager employs a disciplined investment strategy when selecting growth stocks. He seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates. Factors in identifying these firms may include:


- solid balance sheets

- earnings that have exceeded analysts' expectations

- a strong position relative to competitors

- a stock price that is reasonable in light of its growth rate


The manager also follows a disciplined selling strategy and may eliminate a stock from the portfolio when the company's fundamentals deteriorate, a target price is reached, or when it appears substantially less desirable than another stock.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                         Century Trust   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.


At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.


Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio manager expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

PERFORMANCE -- Because the fund is new it does not have performance to report.

                      4  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

BROOKE A. COBB is a Vice President of Neuberger Berman Management, a Managing Director of Neuberger Berman, LLC, and has managed the fund since December 1999. He joined Neuberger Berman, LLC in 1997. From 1992 to 1997, he was a portfolio manager at several other firms.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.550% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating ex-
penses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.95
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses**                         0.80
                                                    ....
EQUALS:    Total annual operating expenses          1.85
MINUS:     Expense reimbursement                    0.35
                                                    ....
EQUALS:    Net expenses                             1.50



 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                                        1 Year    3 Years
----------------------------------------------------------
Expenses                                 $153       $474


Because the fund is new it does not have financial highlights to report.

                                         Century Trust   5

[PHOTO]

NEUBERGER BERMAN
FOCUS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBFCX           ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS TRUST INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.


When a stock no longer meets the fund's investment criteria, the manager will consider selling it.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                           Focus Trust   7

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.


To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.


With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      8  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indices do not include costs of investment.


Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 29.78%
'90  -5.92%
'91  24.66%
'92  21.10%
'93  19.60%
'94  0.93%
'95  36.03%
'96  16.29%
'97  24.15%
'98  13.17%
BEST
QUARTER:
Q4 '98,
up
34.52%
WORST
QUARTER:
Q3 '98,
down
27.48%
Year-to-date
performance
as of
9/30/99:
down 0.48%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*


                               1 Year    5 Years    10 Years
------------------------------------------------------------
FOCUS TRUST                    13.17      17.54      17.33
S&P 500 Index                  28.52      24.02      19.16
Russell 1000 Value Index       15.63      20.86      17.38


 The S&P 500 is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1955, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN FOCUS TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                                           Focus Trust   9

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

KENT C. SIMONS is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since 1988.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.89% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.89
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses                           0.09
                                                    ....
EQUALS:    Total annual operating expenses          1.08



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.20% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 0.95% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $110       $343       $595      $1317


** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $97, $303, $525, AND $1166, RESPECTIVELY.


                      10  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                          1995      1996      1997      1998       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                   11.36     14.41     14.83     21.27      17.14
PLUS:                  Income from investment operations
                       Net investment income (loss)            0.05      0.06      0.01      0.03      (0.02)
                       Net gains/losses -- realized and
                       unrealized                              3.05      0.46      6.49     (3.66)      6.53
                       Subtotal: income from investment
                       operations                              3.10      0.52      6.50     (3.63)      6.51
MINUS:                 Distributions to shareholders
                       Income dividends                        0.05      0.02      0.06      0.01       0.03
                       Capital gain distributions                --      0.08        --      0.49         --
                       Subtotal: distributions to
                       shareholders                            0.05      0.10      0.06      0.50       0.03
                                                            ................................................
EQUALS:                Share price (NAV) at end of year       14.41     14.83     21.27     17.14      23.62
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.96      0.99      0.96      0.94       0.95
Gross expenses(1)                                              2.50      1.27      1.06      0.97       0.98
Expenses(2)                                                      --      0.99      0.96      0.94       0.95
Net investment income (loss) -- actual                         0.67      0.63      0.11      0.17      (0.07)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                           27.44      3.62     43.93    (17.45)     38.07
Net assets at end of year (in millions of dollars)             14.5      55.6     160.9     193.2      216.0
Portfolio turnover rate (%)                                      36        39        63        64         57


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                          Focus Trust   11

[PHOTO]

NEUBERGER BERMAN
GENESIS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGEX           ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M.
                                          VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.


At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.



When a stock no longer meets the fund's investment criteria, the managers will consider selling it.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Genesis Trust   13

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole


- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns or when small-cap stocks are out of favor



- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize


With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      14  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


  [ICON]  The charts below provide an indication
          of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 17.25%
'90  -16.24%
'91  41.55%
'92  15.62%
'93  14.37%
'94  -1.66%
'95  27.17%
'96  29.90%
'97  34.86%
'98  -6.98%
BEST
QUARTER:
Q1 '91,
up
25.05%
WORST
QUARTER:
Q3 '90,
down
21.81%
Year-to-date
performance
as of
9/30/99:
down 3.93%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*


                                1 Year       5 Years    10 Years
----------------------------------------------------------------
GENESIS TRUST                        (6.98)   15.30      14.12
Russell 2000 Index                   (2.55)   11.87      12.92


 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.


* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1988, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN GENESIS TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                                        Genesis Trust   15

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 1.12% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          1.12
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.11
                                                    ....
EQUALS:    Total annual operating expenses          1.23



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $125       $390       $676      $1489


                      16  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                        1995        1996        1997         1998     1999
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year            10.59       12.65       14.99        21.45    17.28
PLUS:     Income from investment operations
          Net investment income (loss)                      (0.01)      (0.02)      (0.01)        0.12     0.13
          Net gains/losses -- realized and unrealized        2.08        2.68        6.61        (4.14)    3.17
          Subtotal: income from investment operations        2.07        2.66        6.60        (4.02)    3.30
MINUS:    Distributions to shareholders
          Income dividends                                     --          --          --           --     0.12
          Capital gain distributions                         0.01        0.32        0.14         0.15     0.20
          Subtotal: distributions to shareholders            0.01        0.32        0.14         0.15     0.32
                                                         ......................................................
EQUALS:   Share price (NAV) at end of year                  12.65       14.99       21.45        17.28    20.26
---------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -- actual                                       1.42        1.38        1.25         1.17     1.23
Gross expenses(1)                                            1.78        1.65        1.35         1.19       --
Expenses(2)                                                    --        1.38        1.26         1.17     1.23
Net investment income (loss) -- actual                      (0.24)      (0.27)      (0.16)        0.68     0.54
---------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                          19.51(3)    21.44(3)    44.31(3)      (18.88)(3) 19.15
Net assets at end of year (in millions of dollars)           30.6        65.2       382.7        704.5    591.1
Portfolio turnover rate (%)                                    37          21          18           18       33


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES
 AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                                        Genesis Trust   17

[PHOTO]

NEUBERGER BERMAN
GUARDIAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGTX           ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND ALLAN "RICK"
                                          WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns


- low valuation measures, such as price-to-earnings ratios


- strong competitive positions


When a stock no longer meets the fund's investment criteria, the managers will consider selling it.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Guardian Trust   19

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.


At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.


To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      20  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indices do not include costs of investment.


DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an income distribution every quarter since December 1993, the year of its inception. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 21.50%
'90  -4.71%
'91  34.33%
'92  19.01%
'93  13.52%
'94  1.52%
'95  31.99%
'96  17.74%
'97  17.83%
'98  2.36%
BEST
QUARTER:
Q4 '98,
up
23.16%
WORST
QUARTER:
Q3 '98,
down
26.19%
Year-to-date
performance
as of
9/30/99:
down 3.38%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                              1 Year     5 Years    10 Years
------------------------------------------------------------
GUARDIAN TRUST                  2.36      13.73      14.86
S&P 500 Index                  28.52      24.02      19.16
Russell 1000 Value Index       15.63      20.86      17.38


 The S&P 500 Index is an unmanaged index of U.S. stocks.



 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1950, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN GUARDIAN TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                                       Guardian Trust   21

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.84
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.04
                                                    ....
EQUALS:    Total annual operating expenses          0.88



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $90        $281       $488      $1084


                      22  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                          1995        1996        1997        1998        1999
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year              11.27       13.83       14.24       19.47       14.24
PLUS:     Income from investment operations
          Net investment income                                0.13        0.16        0.08        0.09        0.12
          Net gains/losses -- realized and unrealized          2.55        0.55        5.48       (3.93)       3.57
          Subtotal: income from investment operations          2.68        0.71        5.56       (3.84)       3.69
MINUS:    Distributions to shareholders
          Income dividends                                     0.12        0.14        0.10        0.10        0.10
          Capital gain distributions                             --        0.16        0.23        1.29        1.47
          Subtotal: distributions to shareholders              0.12        0.30        0.33        1.39        1.57
                                                           ........................................................
EQUALS:   Share price (NAV) at end of year                    13.83       14.24       19.47       14.24       16.36
-------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.90        0.92        0.88        0.87        0.88
Gross expenses(1)                                              0.96        0.92          --          --          --
Expenses(2)                                                      --        0.92        0.88        0.87        0.88
Net investment income -- actual                                1.35        1.26        0.47        0.50        0.65
-------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                              24.01(3)     5.19(3)    39.56      (20.88)      26.07
Net assets at end of year (in millions of dollars)            683.1     1,340.1     2,269.8     1,529.5     1,251.2
Portfolio turnover rate (%)                                      26          37          50          60          73


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

                                       Guardian Trust   23

NEUBERGER BERMAN
INTERNATIONAL TRUST
--------------------------------------------------------------------------------


    Ticker Symbol: NBITX           PORTFOLIO MANAGER VALERIE CHANG
                                   ASSOCIATE MANAGER BENJAMIN E. SEGAL


"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS
CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.


GROWTH VS.


VALUE INVESTING



Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.


  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.


When a stock no longer meets the fund's investment criteria, the managers will consider selling it.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                  International Trust   25

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also under-perform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

                      26  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989
'90
'91
'92
'93
'94
'95  7.88%
'96  23.69%
'97  11.21%
'98  2.70%
BEST
QUARTER:
Q1 '98,
up
17.90%
WORST
QUARTER:
Q3 '98,
down
25.92%
Year-to-date
performance
as of
9/30/99: up
16.49%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                                   Since
                                                 Inception
                                       1 Year     6/15/94
----------------------------------------------------------
INTERNATIONAL TRUST                     2.70       9.53
EAFE Index                             20.33       8.50

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.


* THE FUND BEGAN OPERATING IN JUNE 1998. PERFORMANCE RESULTS FROM JUNE 1994 TO JUNE 1998 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1994, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN INTERNATIONAL TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                                  International Trust   27

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

VALERIE CHANG is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. She joined the firm in 1996 as the fund's assistant portfolio manager and has managed it since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.



BENJAMIN E. SEGAL is a Vice President of Neuberger Berman Management and a Vice President of Neuberger Berman, LLC and has been the fund's Associate Manager since January 1999. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997 he held positions in international finance and consulting.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 1.25% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          1.25
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           4.73
                                                    ....
EQUALS:    Total annual operating expenses          5.98



 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT NOT TO EXCEED 1.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses***              $595      $1768      $2918      $5695


*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $173, $536, $923 AND $2009, RESPECTIVELY.

                      28  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                                      1998(1)          1999
------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned
(or lost), what it distributed to investors, and how its share price changed.
         Share price (NAV) at beginning of year                              17.13         13.87
PLUS:    Income from investment operations
         Net investment loss                                                 (0.02)        (0.07)
         Net gains/losses -- realized and unrealized                         (3.24)         3.12
         Subtotal: income from investment operations                         (3.26)         3.05
                                                                       ...........
EQUALS:  Share price (NAV) at end of year                                    13.87         16.92
------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                        1.70(2)       1.70
Gross expenses(3)                                                             6.02(2)       5.98
Expenses(4)                                                                   1.70(2)       1.70
Net investment loss -- actual                                                (0.54)(2)     (0.49)
------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5)(%)                                                          (19.03)(6)     21.99
Net assets at end of year (in millions of dollars)                             1.8           2.4
Portfolio turnover rate (%)                                                     46            94


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/29/98 (BEGINNING OF OPERATIONS) TO 8/31/98.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.


(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.



(6) NOT ANNUALIZED.


                                  International Trust   29

[PHOTO]

NEUBERGER BERMAN
MANHATTAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBMTX           ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND BROOKE A.
                                          COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.


  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.


To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, industries, and sectors.


The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Manhattan Trust   31

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.

                      32  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indices do not include costs of investment.


Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.


  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 29.09%
'90  -8.05%
'91  30.89%
'92  17.77%
'93  10.02%
'94  -3.43%
'95  30.82%
'96  9.74%
'97  29.33%
'98  15.91%
BEST
QUARTER:
Q4 '98,
up
27.34%
WORST
QUARTER:
Q3 '98,
down
21.35%
Year-to-date
performance
as of
9/30/99: up
0.47%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
MANHATTAN TRUST                15.91      15.76      15.39
Russell Midcap Growth Index    17.86      17.34      17.30
S&P 500 Index                  28.52      24.02      19.16


 The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.



 The S&P 500 is an unmanaged index of U.S. stocks.



* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER FUND THAT NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1979, AND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN MANHATTAN TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                                      Manhattan Trust   33

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.



BROOKE A. COBB is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.93% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.
The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


           Management fees                          0.93
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.25
                                                    ....
EQUALS:    Total annual operating expenses          1.18



 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.11% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses**               $120       $375       $649      $1432



** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $113, $353, $612 AND $1352, RESPECTIVELY.


                      34  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                           1995      1996      1997      1998       1999
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of
                       year                                    10.37     12.99     12.18     15.77      11.61
PLUS:                  Income from investment operations
                       Net investment (loss)                      --     (0.04)    (0.04)    (0.07)     (0.11)
                       Net gains/losses -- realized and
                       unrealized                               2.67     (0.34)     4.55     (1.40)      4.29
                       Subtotal: income from investment
                       operations                               2.67      0.38      4.51     (1.47)      4.18
MINUS:                 Distributions to shareholders
                       Income dividends                         0.01        --        --        --         --
                       Capital gain distributions               0.04      0.43      0.92      2.69       0.77
                       Subtotal: distributions to
                       shareholders                             0.05      0.43      0.92      2.69       0.77
                                                             ................................................
EQUALS:                Share price (NAV) at end of year        12.99     12.18     15.77     11.61      15.02
-------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                          1.06      1.08      1.09      1.04       1.11
Gross expenses(1)                                               1.46      1.25      1.23      1.15       1.18
Expenses(2)                                                       --      1.08      1.09      1.04       1.11
Net investment loss -- actual                                  (0.03)    (0.38)    (0.30)    (0.52)     (0.61)
-------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                            25.90     (2.98)    38.84    (11.23)     36.24
Net assets at end of year (in millions of dollars)              35.6      48.2      51.1      46.1       45.3
Portfolio turnover rate (%)                                       44        53        89        90        115


The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                      Manhattan Trust   35

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM TRUST
--------------------------------------------------------------------------------

                                   ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER AND MICHAEL F.
                                          MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.


While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.


  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                     Millennium Trust   37

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.


PERFORMANCE -- Because the fund is in its first calendar year of operations, performance charts are not included.


                      38  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

MICHAEL F. MALOUF AND JENNIFER K. SILVER are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund since its inception in 1998. Silver has been Director of the Growth Equity Group since 1997 and was an analyst and a portfolio manager at another firm from 1981 to 1997. Malouf joined the firm in 1998. From 1991 to 1998, he was a portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.


For investment management services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.85% of the first $250 million of average net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------


 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.25
PLUS:    Distribution (12b-1) fees            0.10
         Other expenses                       12.14
                                              ....
EQUALS:  Total annual operating expenses      13.49
MINUS:   Expense reimbursement**              11.74
                                              ....
EQUALS:  Net expenses                         1.75



 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.



** NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN
   EXPENSES OF THE FUND THROUGH 12/31/09 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT THROUGH 12/31/00 FOR EXPENSES REIMBURSED TO THE FUND THROUGH 12/31/99 PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.75% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                      1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------
Expenses               $178    $551     $949     $2062


                                     Millennium Trust   39

FINANCIAL HIGHLIGHTS


YEAR ENDED AUGUST 31,                                                                              1999(1)
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of period                                                  10.00
PLUS:     Income from investment operations
          Net investment loss                                                                       (0.10)
          Net gains/losses -- realized and unrealized                                                8.30
          Subtotal: income from investment operations                                                8.20
                                                                   .......................................
EQUALS:   Share price (NAV) at end of period                                                        18.20
----------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                               1.75(2)
Gross expenses(3)                                                                                   13.39(2)
Expenses(4)                                                                                          1.76(2)
Net investment loss -- actual                                                                       (1.24)(2)
----------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5) (%)                                                                                 82.00(6)
Net assets at end of period (in millions of dollars)                                                  2.2
Portfolio turnover rate (%)                                                                           208



The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).



(1) PERIOD FROM 11/4/98 (BEGINNING OF OPERATIONS) TO 8/31/99.



(2) ANNUALIZED.


(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.


(6) NOT ANNUALIZED.


                      40  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
PARTNERS TRUST
--------------------------------------------------------------------------------


    Ticker Symbol: NBPTX           ABOVE: PORTFOLIO MANAGERS ROBERT I. GENDELMAN AND S. BASU
                                          MULLICK



"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:


- strong fundamentals, such as a company's financial, operational and competitive positions


- consistent cash flow


- a sound earnings record through all phases of the market cycle


The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      42  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.


To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.


With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.

                                       Partners Trust   43

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.


As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indices do not include costs of investment.



  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 22.78%
'90  -5.11%
'91  22.36%
'92  17.52%
'93  15.45%
'94  -0.99%
'95  35.15%
'96  26.45%
'97  29.10%
'98  6.14%
BEST
QUARTER:
Q4 '98,
up
16.27%
WORST
QUARTER:
Q3 '98,
down
14.71%
Year-to-date
performance
as of
9/30/99:
down 1.27%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
PARTNERS TRUST                  6.14      18.32      16.19
S&P 500 Index                  28.52      24.02      19.16
Russell 1000 Value Index       15.63      20.86      17.38


 The S&P 500 Index is an unmanaged index of U.S. stocks.



 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.



* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER FUND THAT NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1975, AND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN PARTNERS TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.


                      44  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger
Berman Management and Managing Directors of Neuberger Berman, LLC. Gendelman has been manager of the fund since 1994, and was joined by Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.85
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.06
                                                    ....
EQUALS:    Total annual operating expenses          0.91



 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $ 93       $290       $504      $1120


                                       Partners Trust   45

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                                   1995         1996         1997          1998       1999
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                       10.54        12.68        13.39         18.80      15.24
PLUS:     Income from investment operations
          Net investment income                                         0.05         0.08         0.07          0.11       0.16
          Net gains/losses -- realized and unrealized                   2.19         1.59         6.06         (1.82)      3.77
          Subtotal: income from investment operations                   2.24         1.67         6.13         (1.71)      3.93
MINUS:    Distributions to shareholders
          Income dividends                                              0.02         0.07         0.08          0.08         --
          Capital gain distributions                                    0.08         0.89         0.64          1.77       0.46
          Subtotal: distributions to shareholders                       0.10         0.96         0.72          1.85       0.46
                                                                   ............................................................
EQUALS:   Share price (NAV) at end of year                             12.68        13.39        18.80         15.24      18.71
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                  0.92         0.94         0.91          0.90       0.91
Gross expenses(1)                                                       1.24         1.06         0.94          0.91         --
Expenses(2)                                                               --         0.94         0.91          0.90       0.91
Net investment income -- actual                                         0.81         0.84         0.64          0.70       0.83
-------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     21.52(3)     13.76(3)     47.11(3)       (10.15)(3)  25.91
Net assets at end of year (in millions of dollars)                      61.3        128.5        470.6         729.7      850.1
Portfolio turnover rate (%)                                               98           96           77           109        132


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      46  Neuberger Berman

[PHOTO]

NEUBERGER BERMAN
REGENCY TRUST
--------------------------------------------------------------------------------


    Ticker Symbol: NBREX           ABOVE: PORTFOLIO MANAGERS ROBERT I. GENDELMAN AND S. BASU
                                    MULLICK


"WE FOCUS ON THE MID-CAP SECTOR OF THE MARKET BECAUSE WE BELIEVE THERE ARE NUMEROUS OPPORTUNITIES THERE TO FIND LESS WELL-KNOWN VALUES. WE LOOK FOR LEADERSHIP COMPANIES WITH STRONG FUNDAMENTALS WHOSE UNDERLYING VALUE IS NOT YET REFLECTED IN THEIR STOCK PRICES."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:


- strong fundamentals, such as a company's financial, operational, and competitive positions


- consistent cash flow


- a sound earnings record through all phases of the market cycle


The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      48  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.


PERFORMANCE -- Because the fund is new it does not have performance to report.


                                        Regency Trust   49

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT

ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice
Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund since its inception in 1999. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.



NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.55% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.


  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.95
PLUS:      Distribution (12b-1) fees                0.10
           Other expenses**                         0.88
                                                    ....
EQUALS:    Total annual operating expenses          1.93
MINUS:     Expense reimbursement                    0.43
                                                    ....
EQUALS:    Net expenses                             1.50


 * NEUBERGER BERMAN MANAGEMENT HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS OR NOT MORE THAN .20% ABOVE THE TOTAL ANNUAL OPERATING EXPENSES OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES, WHICHEVER IS LESS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 63.

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                                          1 Year    3 Years
------------------------------------------------------------
Expenses                                   $153       $474


                      50  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                                                         1999(1)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of period                                              10.00
PLUS:     Income from investment operations
          Net investment income                                                                  0.01
          Net gains/losses -- realized and unrealized                                           (0.25)
          Subtotal: income from investment operations                                           (0.24)
                                                                                              .......
EQUALS:   Share price (NAV) at end of period                                                     9.76
-----------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                                           1.50(2)
Gross expenses(3)                                                                              129.45(2)
Expenses(4)                                                                                      1.51(2)
Net investment income -- actual                                                                  0.57(2)
-----------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                                (2.40)(5)(6)
Net assets at end of period (in millions of dollars)                                              0.4
Portfolio turnover rate (%)                                                                        42


The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).


(1) PERIOD FROM 6/10/99 (BEGINNING OF OPERATIONS) TO 8/31/99.


(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                                        Regency Trust   51

                        [This page is intentionally blank]

                        [This page is intentionally blank]

                        [This page is intentionally blank]

                        [This page is intentionally blank]

                        [This page is intentionally blank]

                        [This page is intentionally blank]

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.


In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.


To buy or sell shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                      58  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.


Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.


DISTRIBUTION AND SHAREHOLDER SERVICING FEES -- Neuberger Berman Century Trust, Focus Trust, Millennium Trust and Regency Trust have adopted a plan under which each fund pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the funds. If used to support distribution, they could result in higher overall costs over the long term than other types of sales charges.


                                      Your Investment   59

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because these funds do not have initial sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.


The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.


Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

                      60  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.


How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.


Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.


DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Trust, which typically distributes any net income quarterly.



Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in that fund or paid to you in cash.



HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.


                                      Your Investment   61

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES

Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02, and the ability of computer systems to recognize the year 2000.


At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.


HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.


UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      62  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

Each of the funds in this prospectus uses a "master/feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

                                      Your Investment   63

-------------------------------------------------------------------

NOTES

--------------------------------------------

NOTES

--------------------------------------------

NOTES

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800



Broker/Dealer and
Institutional Services:
800-366-6264


Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.


NEUBERGER BERMAN EQUITY TRUST


- No load


- No front-end sales charge


If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR0561299                            SEC file number: 811-7784

[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
GUARDIAN TRUST-SM-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999

                        These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY TRUST

        PAGE 2 ......   Guardian Trust

                       YOUR INVESTMENT

             8 ......   Maintaining Your Account

            10 ......   Share Prices

            11 ......   Distributions and Taxes

            13 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $51.3 billion in total assets (as of September 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 13 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY

NEUBERGER BERMAN
GUARDIAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGTX           PORTFOLIO MANAGERS KEVIN L. RISEN AND ALLAN "RICK" WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures, such as price-to-earnings ratios

- strong competitive positions

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Trust   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an income distribution every quarter since December 1993, the year of its inception. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 21.50
'90  -4.71
'91  34.33
'92  19.01
'93  13.52
'94  1.52
'95  31.99
'96  17.74
'97  17.83
'98  2.36
BEST
QUARTER:
Q4 '98,
up
23.16%
WORST
QUARTER:
Q3 '98,
down
26.19%
Year-to-date
performance
as of
9/30/99:
down 3.38%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GUARDIAN TRUST                  2.36      13.73      14.86
S&P 500 Index                  28.52      24.02      19.16
Russell 1000 Value Index       15.63      20.86      17.38

 The S&P 500 Index is an unmanaged index of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.
* THE FUND BEGAN OPERATING IN AUGUST 1993. PERFORMANCE RESULTS FROM 1989 TO AUGUST 1993 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1950, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN GUARDIAN TRUST WOULD HAVE BEEN. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                        Guardian Trust   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                          0.84
PLUS:      Distribution (12b-1) fees                None
           Other expenses                           0.04
                                                    ....
EQUALS:    Total annual operating expenses          0.88

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 13.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------
Expenses                 $90        $281       $488      $1084

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                       1995      1996       1997       1998       1999
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning
                       of year                             11.27     13.83      14.24      19.47      14.24
                       Income from investment
PLUS:                  operations
                       Net investment income                0.13      0.16       0.08       0.09       0.12
                       Net gains/losses -- realized and
                       unrealized                           2.55      0.55       5.48      (3.93)      3.57
                       Subtotal: income from investment
                       operations                           2.68      0.71       5.56      (3.84)      3.69
MINUS:                 Distributions to shareholders
                       Income dividends                     0.12      0.14       0.10       0.10       0.10
                       Capital gain distributions             --      0.16       0.23       1.29       1.47
                       Subtotal: distributions to
                       shareholders                         0.12      0.30       0.33       1.39       1.57
                                                         ..................................................
EQUALS:                Share price (NAV) at end of year    13.83     14.24      19.47      14.24      16.36
-----------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                      0.90      0.92       0.88       0.87       0.88
Gross expenses(1)                                           0.96      0.92         --         --         --
Expenses(2)                                                   --      0.92       0.88       0.87       0.88
Net investment income -- actual                             1.35      1.26       0.47       0.50       0.65
-----------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                           24.01(3)    5.19(3)    39.56   (20.88)     26.07
Net assets at end of year (in millions of dollars)         683.1   1,340.1    2,269.8    1,529.5    1,251.2
Portfolio turnover rate (%)                                   26        37         50         60         73

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

                                        Guardian Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund distributes any net income quarterly.

Consult your investment provider about whether your income and capital gain distributions from the fund will be reinvested in the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000 ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   13

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN GUARDIAN TRUST

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR0621299                            SEC file number: 811-7784

--------------------------------------------------------------------------------

                 NEUBERGER BERMAN EQUITY TRUST AND PORTFOLIOS

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 1, 1999

Neuberger Berman Manhattan Trust          Neuberger Berman Genesis Trust
(and Neuberger Berman Manhattan           (and Neuberger Berman Genesis
Portfolio)                                Portfolio)

Neuberger Berman Focus Trust              Neuberger Berman Guardian Trust
(and Neuberger Berman Focus               (and Neuberger Berman Guardian
Portfolio)                                Portfolio)

Neuberger Berman Partners Trust           Neuberger Berman Socially Responsive
(and Neuberger Berman Partners)           Trust (and Neuberger Berman Socially
Portfolio)                                Responsive Portfolio)


Neuberger Berman Millennium Trust         Neuberger Berman International Trust
(and Neuberger Berman Millennium          (and Neuberger Berman International
Portfolio)                                Portfolio)

Neuberger Berman Century Trust            Neuberger Berman Regency Trust
(and Neuberger Berman Century             (and Neuberger Berman Regency
Portfolio)                                Portfolio)



                             No-Load Mutual Funds
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700

--------------------------------------------------------------------------------

      Neuberger Berman Manhattan Trust, Neuberger Berman Genesis Trust, Neuberger Berman Focus Trust, Neuberger Berman Guardian Trust, Neuberger Berman Partners Trust, Neuberger Berman Socially Responsive Trust, Neuberger Berman Millennium Trust, Neuberger Berman International Trust, Neuberger Berman Century Trust and Neuberger Berman Regency Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 1, 1999. The Funds invest all of their net investable assets in Neuberger Berman Manhattan Portfolio, Neuberger Berman Genesis Portfolio, Neuberger Berman Focus Portfolio, Neuberger Berman Guardian Portfolio, Neuberger Berman Partners Portfolio, Neuberger Berman Socially Responsive Portfolio, Neuberger Berman Millennium Portfolio, Neuberger Berman International Portfolio, Neuberger Berman Century Portfolio and Neuberger Berman Regency Portfolio (each a "Portfolio"), respectively.

      An investor can buy, own, and sell Fund shares only through an account with an administrator, broker-dealer, or other institution that provides accounting, recordkeeping, and other services to investors and that has an administrative services agreement with Neuberger Berman Management Incorporated (each an "Institution").

      The Funds' Prospectus provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1999 Neuberger Berman Management Inc.

                              TABLE OF CONTENTS
                                                                          Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Temporary Defensive Position...........................................5
      Investment Insight.....................................................6
            Neuberger Berman ManhattanPortfolio..............................6
            Neuberger Berman GenesisPortfolio................................7
            Neuberger Berman FocusPortfolio..................................9
            Neuberger Berman Guardian Portfolio.............................10
            Neuberger Berman PartnersPortfolio..............................12
            Neuberger Berman Socially ResponsivePortfolio...................14
            Neuberger Berman MillenniumPortfolio............................15
            Neuberger Berman RegencyPortfolio...............................17
            Neuberger Berman InternationalPortfolio.........................18
      Neuberger Berman FocusPortfolio.......................................43
      Neuberger Berman Socially ResponsivePortfolio


PERFORMANCE INFORMATION.....................................................48
      Total Return Computations.............................................49
      Comparative Information...............................................50
      Other Performance Information.........................................51


CERTAIN RISK CONSIDERATIONS.................................................52


TRUSTEES AND OFFICERS.......................................................52


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................59
      Investment Manager and Administrator..................................59
      Management and Administration Fees....................................61
      Sub-Adviser...........................................................64
      Investment Companies Managed..........................................65
      Management and Control of NB Management...............................67


DISTRIBUTION ARRANGEMENTS...................................................68
      Distributor...........................................................68

      Distribution and Shareholder Services Plan............................68


ADDITIONAL PURCHASE INFORMATION.............................................69
      Share Prices and Net Asset Value......................................69


ADDITIONAL EXCHANGE INFORMATION.............................................70


ADDITIONAL REDEMPTION INFORMATION...........................................71
      Suspension of Redemptions.............................................71
      Redemptions in Kind...................................................71


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................72


ADDITIONAL TAX INFORMATION..................................................72
      Taxation of the Funds.................................................72
      Taxation of the Portfolios............................................73
      Taxation of the Funds'Shareholders....................................76


PORTFOLIO TRANSACTIONS......................................................76
      Portfolio Turnover....................................................84


REPORTS TO SHAREHOLDERS.....................................................84


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................85


CUSTODIAN AND TRANSFER AGENT................................................87


INDEPENDENT AUDITORS/ACCOUNTANTS............................................88


LEGAL COUNSEL...............................................................88


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................88


REGISTRATION STATEMENT......................................................93

FINANCIAL STATEMENTS........................................................93


Appendix A...................................................................1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER........................1

                            INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust or, in the case of Neuberger Berman International Trust, in a Portfolio of Global Managers Trust that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (Equity Managers Trust and Global Managers Trust ("Managers Trusts") are open-end management investment companies managed by NB Management; the Managers Trusts together with the Trust, are referred to below as the "Trusts.").

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the corresponding Managers Trusts ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:


      (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS. Each Fund (except Neuberger Berman Socially Responsive, Neuberger Berman Millennium, and Neuberger Berman International Trusts) has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:


      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman Socially Responsive Trust and Neuberger Berman Millennium Trust have the following fundamental investment policy, to enable each to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger  Berman  International  Trust  has  the  following   fundamental
investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

      Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.


      The following investment policies and limitations are fundamental and apply to all Portfolios unless otherwise indicated:

      1.    BORROWING  (ALL PORTFOLIOS  EXCEPT  NEUBERGER  BERMAN  INTERNATIONAL
PORTFOLIO). No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      BORROWING (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      COMMODITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

      3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). This Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.

      The following investment policies and limitations are non-fundamental and apply to all Portfolios unless otherwise indicated:

      1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). None of these Portfolios may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL, NEUBERGER BERMAN MILLENNIUM AND NEUBERGER BERMAN CENTURY PORTFOLIOS). None of these Portfolios may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            FOREIGN SECURITIES (NEUBERGER BERMAN MILLENNIUM AND NEUBERGER BERMAN CENTURY PORTFOLIOS). Neither Portfolio may invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

      5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger Berman Genesis Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

      7. SECTOR CONCENTRATION (NEUBERGER BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

      8. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). At the close of each quarter of this Portfolio's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

      9. SOCIAL POLICY (NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO). The portfolio may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

      Although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, each Portfolio (except Neuberger Berman Socially Responsive Portfolio and Neuberger Berman International Portfolio) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      Any part of Neuberger Berman Socially Responsive Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in Neuberger Berman Socially Responsive Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger Berman Socially Responsive Fund shares, or shares of another fund which invests in the
Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger Berman Socially Responsive Portfolio are selected with a concern for the social impact of each investment.

      For temporary defensive purposes, Neuberger Berman International Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. Neuberger Berman International Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

INVESTMENT INSIGHT

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.

      NEUBERGER BERMAN MANHATTAN PORTFOLIO

      INVESTMENT PROGRAM

      Invests in common stocks of mid-capitalization companies that are in new or rapidly evolving industries. Seeks growth of capital by investing in companies with financial strength, above-average growth of earnings, earnings that have exceeded analysts' expectations, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

      MID-CAP GROWTH STOCK INVESTMENTS

      The portfolio co-managers consider themselves growth stock investors in the purest sense of the term. By that, they mean they want to own the stocks of companies that are growing earnings faster than the average American business and, ideally, faster than the competitors in their respective industries. Their exhaustive research efforts are focused on the mid-cap universe and, specifically, stocks that are in new or rapidly evolving industries. The kind of fast-growth companies the portfolio co-managers favor generally do not trade at below market average price-to-earnings ratios. However, they do look for companies trading at reasonable levels compared to their growth rates.

      AN INTENSIVE RESEARCH EFFORT

      The portfolio co-managers love stocks with positive earnings surprises. Their extensive research has revealed that the stocks of companies that have consistently beaten Wall Street earnings estimates have also tended to offer greater potential for long-term capital appreciation. To find these companies they scour the mid-cap growth stock universe to isolate stocks whose most recent earnings have beaten consensus expectations. Then, the real work begins, where through diligent fundamental research they strive to identify those companies most likely to record a string of positive earnings surprises. Their ultimate goal is to invest today in the fast growing mid-sized companies that they believe are poised to become tomorrow's Fortune 500.

      A DISCIPLINED SELL PROCESS

      "We are dispassionate sellers," says one portfolio co-manager. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive." A stock will also be sold when it reaches its target price. They prefer to broadly diversify the portfolio's assets among many different companies and industries rather than heavily concentrating its holdings in just a few of the fastest growing industry sectors. This broad diversification helps to manage the overall risk inherent in a portfolio of equity securities.[OBJECT OMITTED]

      [GRAPHIC OMITTED]

      MANHATTAN INVESTORS CAN EXPECT:

o     Mid-cap growth stock investments
o     An intensive research effort
o     A disciplined sell process

      INVESTMENT INSIGHT

      Without question, the portfolio co-managers are growth stock investors. They look for companies believed capable of delivering positive earnings surprises, particularly those with the potential to do so consistently. Ideally, they seek to identify companies that will someday rank among the Fortune 500.


      NEUBERGER BERMAN GENESIS PORTFOLIO

      INVESTMENT PROGRAM

      Invests mainly in common stocks of small-capitalization companies. Seeks undervalued companies whose current product lines and balance sheets are strong. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of investment as small-cap companies.

      A SMALL-CAP VALUE BIAS

      The portfolio co-managers employ a value bias in their stock selection process. They comb the universe of small-cap stocks specifically looking for those they consider cheap compared to the market as a whole. Depending on current market conditions, they sometimes find stocks that are cheap on an absolute basis as well. They primarily choose from a universe of small-cap companies whose total market valuation is less than $1.5 billion at the time of initial investment. The characteristics they look for may include above average returns, established market niches, high barriers to entry, strong capital bases, and sound future business prospects.

      A PHILOSOPHY THAT CONTRADICTS POPULAR INVESTMENT TRENDS

      The portfolio co-managers focus on strong companies in industry niches that are often overlooked by investors because they lack an exciting new product or innovation. They aren't interested in buying experimental or cutting-edge technology names that often trade on high future expectations but have no established record of earnings. The rationale behind their approach is that companies in what may be considered "unexciting" industries to some, such as utilities and oil services, are a safer point of entry into the small-cap universe because, as they put it, "if there's not a lot of expectation built into a company, then it tends not to disappoint."

      SMALL COMPANIES, POTENTIALLY BIG OPPORTUNITIES

      The portfolio co-managers favor the small-cap arena because they think it abounds with opportunities for the long-term investor, specifically small-caps' potential ability to grow earnings dramatically over time. According to one portfolio co-manager, "Unlike large-cap stocks, small-cap companies are starting from a very low base and therefore may have the ability to grow dramatically."

      INVESTMENT PROCESS

      (Qualitative Analysis

      (Meetings with Company Executives One-on-One

o     300 Face-to-Face Meetings per Year

o     Heavy Phone Contact

      (Quantitative Characteristics

o     Low Price-to-Earnings Ratio

o     Low Price-to-Cash Flow Ratio



      GENESIS INVESTORS CAN EXPECT:

o     A small-cap value bias
o     A philosophy that contradicts popular investment trends
o     Small companies, potentially big opportunities

      INVESTMENT INSIGHT

      The portfolio co-managers seek out small companies that are not well known and often found in unglamorous industries. Future growth is one area they focus on, but equally important to them is evidence of solid performance and a proven management team. As value investors, they look for stocks that are selling at attractive prices.

      THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

      NEUBERGER BERMAN FOCUS PORTFOLIO

      INVESTMENT PROGRAM

      Seeks long-term growth of capital. Invests principally in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Portfolio normally makes at least 90% or more of its investments in not more than six sectors it identifies as undervalued.

      EMPHASIS ON QUALITY, UNDERVALUED COMPANIES OF ALL MARKET CAPITALIZATIONS

      The portfolio manager selects companies with solid fundamentals that he considers undervalued by the marketplace. Specifically, he looks for industry leaders with above-average earnings, established market niches, and sound future business prospects. He believes these types of organizations come in all sizes, therefore he does not limit his selections to any particular capitalization range.

      A CONCENTRATED PORTFOLIO

      In addition to his value bias, the portfolio manager concentrates his efforts on six out of 13 possible economic sectors. Although the portfolio is built one stock at a time, he has found that the conditions leading to an individual stock being undervalued similarly affect other companies in the same industries or sectors. Thus, an emphasis on relatively few sectors is a natural outgrowth of the fund's stock selection process. The portfolio manager won't dedicate more than 50% of assets to any one sector and no more than 25% of assets to any one industry.

      BOTTOM-UP, VALUE-ORIENTED STOCK SELECTION PROCESS

      The portfolio manager's bottom-up approach focuses on stocks that are currently out of favor, due to temporary setbacks. He also likes stocks that have been largely ignored by Wall Street, but that he believes still offer good long-term growth potential. He prefers to buy companies that are industry leaders, not those that he believes are undervalued for good reasons such as poor management or limited growth prospects. Ideal investment candidates are financially sound companies that have little or no debt and exhibit high returns on equity.

     THOROUGH RESEARCH EFFORT

      He believes it's the management teams that drive companies and how they react to changes in their respective industries. As he explains, "The only way to come to those conclusions is to meet with the people behind the stocks we like." Furthermore, he does not rely on a company's initial merits after its stock has been purchased. Instead, he prefers to revisit its fundamentals regularly and then, as a reality check, look back at the company's performance to see if it's consistently delivering.

      INVESTMENT PROCESS

      (Qualitative Analysis

o     Meeting with Company Executives One-on-One

      (Monitor Exposure to Economic Conditions

o     Interest Rate Changes

            (Sector Analysis

            (Stock Universe

o     Quantitative Analysis

      FOCUS INVESTORS CAN EXPECT:

o     Emphasis on quality, undervalued companies of all market capitalizations
o     A concentrated portfolio
o     Bottom-up, value-oriented stock selection process
o     Thorough research efforts

      INVESTMENT INSIGHT

      The investment approach for the Focus Fund involves looking for companies that have low price-to-earnings ratios, solid balance sheets and strong management. The portfolio manager often finds that these companies are concentrated in certain sectors of the economy, which prompts him to look further within these sectors for other companies that meet his criteria.

      NEUBERGER BERMAN GUARDIAN PORTFOLIO

      INVESTMENT PROGRAM

      Seeks long term growth of capital and, secondarily, current income. Invests primarily in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies. Using a value-oriented investment approach in selecting securities, the Portfolio looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.


      DISCIPLINED, LARGE-CAP VALUE ORIENTATION

      As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

      BOTTOM-UP APPROACH TO STOCK SELECTION

      According to one of the portfolio co-managers, "Cheap stocks are plentiful, but true investment bargains are a rare find." To uncover them, the portfolio co-managers scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. They look for financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.


      A BROAD VIEW OF RISK MANAGEMENT

      Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the portfolio co-managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.


      A STRONG SELL DISCIPLINE

      The portfolio co-managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe their research gives them an "edge" over Wall Street analysts, or they believe the stock has an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

      INVESTMENT PROCESS

      (Portfolio Risk Management

o     Monitor Portfolio's Exposure

      (Selection Criteria

o     Improving Financials

o     Superior Management

o     Discount Valuations to the Market

      (Stock Universe

o     Large-Cap Value

      GUARDIAN INVESTORS CAN EXPECT:

o     Disciplined, large-cap value orientation
o     Bottom-up approach to stock selection
o     Broad view of risk management
o     Strong sell discipline

      INVESTMENT INSIGHT

      The portfolio co-managers look for established companies whose intrinsic value, by their measure, is undiscovered among the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the portfolio level.



      NEUBERGER BERMAN PARTNERS PORTFOLIO

      INVESTMENT PROGRAM

      Invests principally in common stocks of established companies, using the value-oriented investment approach. Seeks growth of capital through an investment approach that is designed to increase capital with reasonable risk. Seeks securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and a company's sound track record through all phases of the market cycle.


      UNDISCOVERED VALUES IN THE MID- TO LARGE-CAP ARENA

      The Partners' portfolio co-managers comb the universe of mid- and large-cap stocks in search of those that have yet to be "discovered" by the majority of investors. They generally shy away from big, well-known companies because they believe it is harder to gain a competitive edge in a stock that is covered by many analysts. The managers prefer to focus their efforts outside of the Fortune 100, where they think many investment bargains abound.


      STRONG COMPANIES AT REASONABLE PRICES

      Like many of their value-oriented peers, the co-managers try to buy quality stocks for substantially less than their estimated market values. However, they differ in their approach by applying another layer of analysis to their value strategy. For example, in addition to searching for stocks trading at below market price-to-earnings ratios, they also focus on companies with strong fundamentals, consistent cash flows, sound track records through all phases of the market cycle and those selling at the low end of their trading ranges. They are not interested in buying cheap stocks if they don't meet these other measures of value as well.


      SOLID RESEARCH

      The portfolio co-managers believe that through "exhaustive research efforts, good companies selling for less than their true worth can be identified." To do this the portfolio co-managers spend a lot of time interviewing senior company managers. Their philosophy is that when they sit across the table from a CEO or CFO and question him or her about the company, they get to know it quite well. They find that there's simply no substitute for that kind of firsthand knowledge. In addition, the portfolio co-managers carefully examine a company's financial statements and contact its suppliers and competitors. While this type of analysis requires a lot of extra legwork, they believe it's worth the effort.


      INVESTMENT PROCESS

      (Executive Management Team Evaluation

o     Proven Track Record

o     Strategic Plan

o     Inside Ownership

      (Value Stock Universe

o     Qualitative Evaluation: Catalyst for Change

      (Stock Universe

o     Quantitative Analysis

      PARTNERS INVESTORS CAN EXPECT:

o     Undiscovered values in the mid- to large-cap arena
o     Strong companies at reasonable prices
o     Solid research


            INVESTMENT INSIGHT

      The portfolio co-managers seek companies they believe are undervalued relative to their earnings potential--where there is a gap between the actual price of a stock and its intrinsic value in the marketplace. When a company grows in value or the valuation gap closes, the success of their strategy is realized.

      NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO

      INVESTMENT PROGRAM

      Seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial criteria and social policy. The portfolio co-managers initially screen companies using a value investing criteria, then look for companies that show leadership in major areas of social impact such as the environment, workplace diversity and employment.

      FINANCIALLY SOUND COMPANIES WITH A SOCIAL CONSCIENCE

      The portfolio co-managers look for the stocks of mid- to large-cap companies that first meet their stringent financial criteria. Their social screens are then applied to these stocks. The ones considered worthy from a financial standpoint are then evaluated using a proprietary database that develops and monitors information on companies in various categories of social criteria. Ideal investment candidates are companies that show leadership in the areas of the environment, workplace diversity and employment. Other considerations are based on companies' records in other areas of concern, including public health, type of products, and corporate citizenship.

      A TRADITIONAL VALUE APPROACH

      The portfolio co-managers' initial financial screens select companies using a traditional value approach. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors, such as low price-to-earnings and low price-to-book ratios. Their value approach examines these companies, searching for those that may rise in price before other investors realize their worth. They strongly believe in helping investors put their money to work, while supporting companies that follow principles of good corporate citizenship.

      AN EVER-EVOLVING JOURNEY ON THE PATH TO GOOD CORPORATE CITIZENSHIP

      The portfolio co-managers believe that most socially responsive investors are not utopians. They do not expect instant perfection, but rather look for signs that a company is evolving and moving toward a corporate commitment to excellence. As they put it, "Good corporate citizenship is one of those things that is a journey, not a destination. We've been working in this field for some time, and know that the social records of most companies are written in shades of gray. We are pleased to see that more and more companies are coming to realize that change is a positive force for them."


      INVESTMENT PROCESS

      (Social Policy

      (Quantitative Financial Criteria

o     Low Price-to-Earnings Ratio (relative & absolute)

o     Strong Balance Sheet

o     Free Cash Flow

o     Risk Management

            (Stock Universe

o     Focus Screens

      SOCIALLY RESPONSIVE INVESTORS CAN EXPECT:

o     Financially sound companies with a social conscience
o     A traditional value approach
o     An ever-evolving journey on the path to good corporate citizenship

      INVESTMENT INSIGHT

      The portfolio co-managers believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. They look for companies that meet value-investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship.


      NEUBERGER BERMAN MILLENNIUM PORTFOLIO

      INVESTMENT PROGRAM

      Invests primarily in equity securities of small-sized domestic companies (up to $1.5 billion in market capitalization at time of investment). Seeks growth of capital and looks for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.

      DISCIPLINED STOCK SELECTION PROCESS

      The portfolio co-managers employ a three-tiered disciplined investment process. It begins with a search for fast growing, small companies that exhibit sustainable earnings growth of at least 15%. Next, they assess a company's financial and managerial wherewithal to capitalize on opportunities and grow its business, despite occasional setbacks. Finally, the managers determine whether or not a stock's price is reasonable. Their analysis attempts to avoid companies considered overvalued relative to their earnings growth rate.

      LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

      Simply put, a small company might become a mid-sized one rapidly with the launch of a single blockbuster product. And, since the potential growth of a small company is often uninhibited by several layers of management, it might be able to bring new products or services to the market quickly. What adds to the attractiveness of small-cap stocks is the fact that they're generally less researched than large-caps, which presents the managers with more opportunities to find good companies that are not yet recognized by many investors. Small-caps, however, are more risky than other securities due to their volatility and greater sensitivity to market trends, company news and industry developments.

      RISK MANAGEMENT

      "We abide by three rules for managing risk: pay only reasonable prices, remain emotionally detached, and stay diversified", says one of the portfolio co-managers about their risk-management strategy. First, the Fund focuses on rapidly growing companies that are selling at reasonable prices relative to their growth prospects. This is done in an effort to avoid those stocks whose valuations are out of line with their growth rates because we believe they are often the most susceptible to steep declines caused by fundamental disappointments or during a market downturn. Second, our portfolio co-managers remain emotionally detached from their stock picks. When deteriorating fundamentals are discovered in a company, the portfolio co-managers take quick and decisive action to eliminate it from the portfolio. And third, to limit downside risk, the portfolio co-managers expect to invest in a diversified portfolio across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

      INVESTMENT PROCESS

      SCREENS

      (3    Price             Is this stock price reasonable?

      (2    Utility           Can the company go the distance?

                        Financial Strength

                        Management Depth and Talent

      (1    Growth      Are earnings growing rapidly?

                        15%+ Annual Growth Rates

                        Positive Earnings Surprises

      MILLENNIUM INVESTORS CAN EXPECT:

o     Disciplined stock selection process
o     Long-term growth potential of small-cap stocks
o     Risk management

      INVESTMENT INSIGHT

      The portfolio co-managers of the Millennium Fund make it their business to track down promising small-cap companies wherever they may exist. As a result, this fund enables investors who can accept the risks of small-cap stocks to pursue the potential for long-term growth that small-caps may provide.



      NEUBERGER BERMAN REGENCY PORTFOLIO

      INVESTMENT PROGRAM

      Seeks  growth  of  capital  by  investing   mainly  in  common  stocks  of
mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

      MID-CAP COMPANIES WITH MARKET LEADERSHIP

      Regency's portfolio co-managers search the mid-cap stock universe for companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middle-weight champions before the rest of Wall Street does can yield substantial payoffs for investors. Of course, there can be no assurance that the managers will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

      BOTTOM-UP APPROACH TO STOCK SELECTION

      The  portfolio  co-managers'  extensive  bottom-up  approach  begins  with financial screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps. After applying these financial and qualitative screens the portfolio co-managers then seek to identify a catalyst for change that could improve a stock's valuation. These catalysts are generally managerial, operational, structural or financial in nature and include changes in company management, new corporate strategies, changes in the business mix, and improving financials, among others. The remaining candidates are then ranked on a risk/reward basis. Stocks with the most compelling risk/reward ratios are placed in the portfolio, while stocks that are currently not a good portfolio fit, are placed on a monitor list for further evaluation.

      BROAD VIEW OF RISK MANAGEMENT

      In order to reduce risk on the buy side, the managers look for reasonably priced stocks, diversify investments across an array of industries, and avoid making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

      INVESTMENT PROCESS

   STOCK UNIVERSE
     o     Financial Analysis

   VALUE STOCK UNIVERSE
     o     Qualitative Evaluation
     o     Catalyst for change

   EXECUTIVE MANAGEMENT TEAM EVALUATION
     o     Proven Track Record
     o     Strategic Plan
     o     Inside Ownership

   REGENCY INVESTORS CAN EXPECT:

     o     Mid-cap companies with market leadership
     o     Bottom-up approach to stock selection
     o     Broad view of risk management

      INVESTMENT INSIGHT

      The portfolio co-managers' ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet, to buy "great companies at a great price." They attempt to do this by focusing on the mid-cap segment of the market because it tends to be less followed than the large-cap segment by Wall Street analysts.


      NEUBERGER BERMAN INTERNATIONAL PORTFOLIO

      Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.(1)

      Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

      In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

      A  principal  advantage  of  investing  overseas  is  diversification.   A
diversified  portfolio  gives  investors  the  opportunity  to pursue  increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

      Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

      At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." NB Management's investment process includes a combination of a top-down or macro-economic analysis and a bottom-up, micro-economic approach,

------------------------------
(1)    Source:  Morgan Stanley Capital International.

as well as a blend of growth and value investment styles. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes.


      INVESTMENT PROGRAM

      Seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any capitalization, including companies in developed and emerging industrialized markets. Invests in well-managed companies that show potential for above-average growth or whose stock price is undervalued.

      A COMBINATION OF TOP-DOWN AND BOTTOM-UP APPROACHES TO INVESTING

      The portfolio manager's top-down view of various regions and countries helps her choose the areas that offer the best relative value. As she explains, "We are value-added investors, not "closet" indexers. We will overweight the portfolio with securities from countries we believe have the best investment potential and underweight those we think have limited prospects." Her bottom-up perspective seeks well-managed companies with strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. The Fund has no capitalization constraints and thus can invest in companies of all sizes.

      A BLEND OF GROWTH AND VALUE INVESTMENT STYLES

      The portfolio manager uses a blend of styles to reduce the risk of significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on
undervalued,   out-of-favor  companies  that  she  believes  are  poised  for  a turnaround.

      HIGH POTENTIAL REWARDS WITH COMMENSURATE RISKS

      The portfolio invests in equity securities of both developed and emerging markets. While the potential rewards are high, so are the associated risks. Foreign markets are often less developed and foreign governments and economic infrastructures may not be as stable compared to the U.S. Other international risks, such as currency exchange rate and interest rate fluctuations, could result in greater volatility than domestic funds.

      AN ADDED LEVEL OF DIVERSIFICATION

      Domestic and foreign markets generally do not all move in the same direction at the same time and are subject to different sets of risk factors. Investors with exposure to more than a single market can potentially offset losses in one market with gains in another. While foreign markets can be inherently risky, investors who include international securities in their portfolios can benefit from an additional layer of diversification along with the potential for long-term growth.

      INVESTMENT PROCESS

      1. Screen International Universe

      2. Quantitative and Qualitative Evaluation

      3. Review Prime Buy Ideas

      4. Portfolio Construction

      INTERNATIONAL INVESTORS CAN EXPECT:

      o  A combination  of top-down and bottom-up  approaches to investing
      o  A blend of growth and value investment  styles
      o  High potential  rewards with  commensurate risks
      o  An added level of portfolio diversification

      INVESTMENT INSIGHT

      In identifying attractive stocks from among the many thousands currently available outside the U.S., it's important to have a clear strategy. The International Portfolio uses a combination of growth and value criteria, while also considering larger scale economic factors.


      CURRENCY RISK MANAGEMENT

      Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

      To illustrate the importance of including an international component in a well-diversified portfolio, below are the annual returns for the S&P 500 Index and the EAFE(R) Index for the years 1984-1998. In seven of the past fifteen years, international stocks (as represented by the EAFE Index) have outperformed U.S. stocks (as represented by the S&P 500 Index), in some cases by a significant margin. Conversely, in other years, U.S. stocks have substantially outperformed international stocks. Investors with exposure to both domestic and international issues can minimize losses because gains in one market can offset losses in another.

            ANNUAL TOTAL RETURNS FOR EAFE AND S&P 500 (1984-1998):(2)

------------------------------------------------------------------------------------------------------------------------
 Year      1998   1997   1996   1995   1994    1993    1992   1991    1990    1989    1988    1987  1986   1985   1984
------------------------------------------------------------------------------------------------------------------------
 S&P 500   28.52% 33.32% 22.90% 37.44%  1.36%  10.03%  7.61%  30.34%  -3.11%  31.59%  16.50%  5.18% 18.62% 31.64%  6.22%
------------------------------------------------------------------------------------------------------------------------
 EAFE      20.33%  2.06%  6.36% 11.55%  8.06%  32.94% -11.85% 12.50% -23.20%  10.80%  28.59% 24.93% 69.94% 56.72%  7.86%
------------------------------------------------------------------------------------------------------------------------


         Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.



                                  * * * * *

------------------------------
(2) Total return includes reinvestment of all dividends and other distributions. The EAFE(R) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by NB Management.

      Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

      ADDITIONAL INVESTMENT INFORMATION

      Some or all of the Portfolios, as indicated below, may make the following investments, among others; some of which are part of the Portfolios' principal investment strategies and some of which are not. The principal risks of each Portfolio's principal strategies are discussed in the prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL PORTFOLIOS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Managers Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

      POLICIES AND LIMITATIONS. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman International Portfolio, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman International Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS (ALL PORTFOLIOS). Each Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      POLICIES AND LIMITATIONS. Each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule

144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

      LEVERAGE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Although the principal of such borrowings will be fixed the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for the purposes of the Portfolio's investment limitations.

      POLICIES AND LIMITATIONS. Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. goverments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

      Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Portfolios may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio (except Neuberger Berman International, Neuberger Berman Millennium and Neuberger Berman Century Portfolios) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Each of Neuberger Berman Millennium and Neuberger Berman Century Portfolios may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman International Portfolio invests primarily in foreign securities.

      Investments in securities of foreign issuers are subject to each Portfolio's quality standards. Each Portfolio (except Neuberger Berman International Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

      When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
              FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES
                     (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (ALL PORTFOLIOS). Each of Neuberger Berman Socially Responsive, Neuberger Berman Millennium and Neuberger Berman Century Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Portfolios view investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and
(ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

      Neuberger Berman International Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

      Neuberger Berman International Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions Neuberger Berman International Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      With respect to currency futures, Neuberger Berman International Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman International Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

      For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.


      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

      POLICIES AND LIMITATIONS. Neuberger Berman Socially Responsive, Neuberger Berman Millennium and Neuberger Berman Century Portfolios each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Portfolios do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      Neuberger Berman International Portfolio may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Portfolio may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

      For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES (ALL PORTFOLIOS). Neuberger Berman Millennium, Century, Socially Responsive and International Portfolios may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

      When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

      When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Portfolio may write covered call options and may purchase call options in related closing transactions. Each Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do).

      A Portfolio would purchase a call option to offset a previously written call option. Each of Neuberger Berman Millennium, Century and Socially Responsive Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy. Neuberger Berman International Portfolio may purchase call options for hedging or non-hedging purposes.

      PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN MILLENNIUM, CENTURY, SOCIALLY RESPONSIVE AND INTERNATIONAL PORTFOLIOS). Each of these Portfolios may write and purchase put options on securities. Each of Neuberger Berman Millennium, Century, Socially Responsive or International Portfolios will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

      When Neuberger Berman Millennium, Century, Socially Responsive or International Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by Neuberger Berman Millennium, Century, Socially Responsive or International Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Neuberger Berman Millennium, Century, Socially Responsive and International Portfolios generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs). However, Neuberger Berman International Portfolio also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman International Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman International Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

      The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman Millennium, Socially Responsive or International Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

      A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman Millennium, Socially Responsive or International Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Portfolio may use American-style options. Neuberger Berman International Portfolio also may purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The use of put and call options by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. Neuberger Berman International Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. The Portfolio may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. Neuberger Berman International Portfolio may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Portfolio will be listed and traded on an exchange. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolios will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price
("forward contracts"). The Portfolios also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Portfolios (other than Neuberger Berman International Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

      Neuberger Berman International Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, Neuberger Berman International Portfolio may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. The Portfolios (other than Neuberger Berman International Portfolio) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      Neuberger Berman International Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman International Portfolio may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

      OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies. Neuberger Berman International Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman International Portfolio may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The use of options on currencies by Neuberger Berman Socially Responsive Portfolio is not subject to the Social Policy.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

      POLICIES AND LIMITATIONS. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.

      Each Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman International Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

      Neuberger Berman International Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Neuberger Berman International Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may amplify changes in the Portfolio's and Neuberger Berman International Trust's NAVs. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in investment grade corporate bonds and debentures; Neuberger Berman Partners, International, Century and Regency Portfolios each may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman Partners, International, Century or Regency Portfolio warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Portfolio normally may invest up to 35% of its total assets in debt securities. Neuberger Berman Partners, Century and Regency Portfolios each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman International Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

      Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger Berman Millennium Portfolio and Neuberger Berman Socially Responsive Portfolio each will engage in an orderly disposition of the downgraded securities. Each other Portfolio (except Neuberger Berman International Portfolio) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman Partners, Century and Regency Portfolios). NB Management will make a determination as to whether Neuberger Berman International Portfolio should dispose of the downgraded securities.


      COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

      POLICIES AND LIMITATIONS. The Portfolios may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman International Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

      ZERO COUPON SECURITIES (NEUBERGER BERMAN PARTNERS, MILLENNIUM, SOCIALLY RESPONSIVE, CENTURY AND REGENCY PORTFOLIOS). Each of these Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

      POLICIES AND LIMITATIONS. Neuberger Berman Socially Responsive Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS (NEUBERGER BERMAN INTERNATIONAL AND CENTURY PORTFOLIOS). Each of these Portfolios may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each of Neuberger Berman International and Century Portfolios will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

      JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). All of the Portfolios may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman International Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

      OTHER INVESTMENT COMPANIES. Neuberger Berman International Portfolio may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. Each Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolios do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman International Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

NEUBERGER BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

      Neuberger Berman Focus Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

      (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

      (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

      (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

      (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

      (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

      (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

      (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

      (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

      (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector - for example, video and electronic games - may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

      (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

      (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

      (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

      (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

      In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

      Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

      AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

      LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

      The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

      Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

      WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

      ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

      PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

      PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

      WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

      CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

      Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

      The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

      In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.


                           PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                   P(1+T)n = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. As of the date of this SAI, Neuberger Berman Regency Trust had been in existence only a very short time and had no meaningful performance history. The Funds commenced operations in August 1993 except for Neuberger Berman International Trust, which commenced operations in June 1998, and Neuberger Berman Millennium Trust, which commenced operations in November 1998. However, each Fund's investment objective, policies, and limitations are the same as those of another mutual fund that is a series of Neuberger Berman Equity Funds and that has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds.


                            Average Annual Total Returns
Fund                           Periods Ended 8/31/1999


                                                       Period from
                One Year    Five Years    Ten Years     Inception

Manhattan        +36.24%     +15.45%       +12.13%        +16.75%


Genesis          +19.15%     +15.15%       +11.45%        +13.14%


Focus            +38.07%     +16.72%       +14.69%        +12.23%


Guardian         +26.07%     +12.68%       +12.36%        +12.84%


Partners         +25.91%     +18.13%       +14.03%        +17.61%

International    +21.99%     +10.50%         N/A          +10.99%


Socially         +36.76%     +19.14%         N/A          +17.53%
Responsive


Millennium         N/A         N/A           N/A          +95.00%*


* Gross Return


      Prior to January 5, 1989, the investment policies of Neuberger Berman Focus Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman Focus Trust may include information reflecting the Sister Fund's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

      NB Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

      From time to time each Fund's performance may be compared with:

      (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York

      Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


      (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap(TM) Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

      Neuberger Berman Socially Responsive Trust's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

      Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type, or, in the case of Neuberger Berman Socially Responsive Portfolio, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Investors who may find Neuberger Berman Partners Trust, Neuberger Berman Guardian Trust, Neuberger Berman Focus Trust, Neuberger Berman Regency Trust or Neuberger Berman Century Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                         CERTAIN RISK CONSIDERATIONS

      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                            TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trust and Managers Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

THE TRUST AND EQUITY MANAGERS TRUST:


                               Positions Held
                               With the Trust and
 Name, Age, and                Equity Managers
   Address(1)                      Trust               Principal Occupation(s)(2)

Claudia A. Brandon (42)        Secretary of the        Director, Corporate Secretarial, of
                               Trust and Equity        NB Management since 1999; formerly
                               Managers Trust          Vice President of NB Management;
                                                       Secretary of nine other mutual
                                                       funds or which NB Management
                                                       acts as investment manager
                                                       or administrator.

Faith Colish (64)              Trustee of the          Attorney at Law, Faith Colish,
63 Wall Street                 Trust and Equity        A Professional Corporation.
24th Floor                     Managers Trust
New York, NY  10005

Stacy Cooper-Shugrue (36)      Assistant               Assistant Director, Corporate
                               Secretary of the        Secretarial, of NB Management;
                               Trust and Equity        formerly Assistant Vice President
                               Managers Trust          of NB Management; Assistant
                                                       Secretary of nine other mutual
                                                       funds for which NB Management
                                                       acts as investment manager or
                                                       administrator.

Barbara DiGiorgio  (40)        Assistant Treasurer     Assistant Treasurer since 1996 of nine
                               of the Trust and        other mutual funds forwhich NB
                               Equity Managers         Management acts as investment manager
                               Trust                   or administrator.

Michael M. Kassen* (46)        President and           Executive Vice President, Chief
                               Trustee of the          Investment Officer and Director of
                               Trust and Equity        Neuberger Berman; Director of NB
                               Managers Trust          Management; President  and/or of
                                                       six  other  mutual  funds for which
                                                       NB  Management  acts as investment
                                                       manager or administrator.

Howard A. Mileaf (62)          Trustee of the          Vice President and Special Counsel
WHX Corporation                Trust and Equity        to WHX Corporation (holding company
110 East 59th Street           Managers Trust          since 1992; Director of Kevlin
30th Floor                                             Corporation (manufacturer of microwave
New York, NY  10022                                    and other products).



                                       56


                               Positions Held
                               With the Trust and
 Name, Age, and                Equity Managers
   Address(1)                      Trust               Principal Occupation(s)(2)


Edward I. O'Brien* (71)        Trustee of the          Until 1993, President of the Securities
12 Woods Lane                  Trust and Equity        Industry Association ("SIA")(securities
Scarsdale, NY 10583            Managers Trust          industry's representative in government
                                                       relations and regulatory matters at the
                                                       the  federal  and  state levels); until
                                                       November 1993,  employee  of the  SIA;
                                                       Director of Legg Mason, Inc.

John T. Patterson, Jr. (71)    Trustee of the          Retired.  Formerly, President of SOBRO
7082 Siena Court               Trust and Equity        (South Bronx Overall Economic
Boca Raton, FL 33433           Managers Trust          Development Corporation).

C. Carl Randolph (61)          Assistant               Senior Vice President, General Counsel
                               Secretary of the        and Secretary of Neuberger Berman since
                               Trust and Equity        1992;  Assistant Secretary of nine
                               Managers Trust          other  mutual funds for which NB
                                                       Management acts as investment manager
                                                       or administrator.


John P. Rosenthal (66)         Trustee of the          Senior Vice President of Burnham
Burnham Securities Inc.        Trust and Equity        Securities Inc. (a registered
Burnham Asset Management Corp. Managers Trust          broker-dealer) since 1991; Director,
1325 Avenue of the Americas                            Cancer Treatment Holdings, Inc.
17th Floor
New York, NY  10019


Richard Russell (52)           Treasurer and           Employee of NB Management; Treasurer
                               Principal               and Principal Accounting Officer of
                               Accounting Officer      nine other mutual funds for which
                               of the Trust and        NB Management acts as investment
                               Equity Managers         manager or administrator.
                               Trust

Cornelius T. Ryan (68)         Trustee of the          General Partner of Oxford Partners
Oxford Bioscience              Trust and Equity        and Oxford Bioscience Partners
Partners                       Managers Trust          (venture capital partnerships) and
315 Post Road West                                     President of Oxford Venture
Westport, CT  06880                                    Corporation; Director of  Capital
                                                       Cash Management Trust (money
                                                       market fund) and Prime Cash Fund.


                                       57


                               Positions Held
                               With the Trust and
 Name, Age, and                Equity Managers
   Address(1)                      Trust               Principal Occupation(s)(2)


Gustave H. Shubert (70)        Trustee of the          Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard         Trust and Equity        Advisory Trustee of Rand (a non-
Pacific Palisades, CA   90272  Managers Trust          profit public research institution)
                                                       since 1989; Honorary Member of the
                                                       Board of Overseers of the Institute
                                                       for Civil Justice, the Policy Advisory
                                                       Committee  of  the Clinical Scholars
                                                       Program at the University of
                                                       California the American  Association
                                                       for the  Advancement  of Science, the
                                                       Counsel on Foreign Relations, and the
                                                       Institute Studies (London);  advisor
                                                       to the Program Evaluation and
                                                       Methodology  Division of the U.S. General
                                                       Accounting Office; formerly Senior Vice
                                                       President and Trustee of Rand.


Daniel J. Sullivan (59)        Vice President of       Senior Vice President of NB Management
                               the Trust and           since 1992; Vice President of nine
                               Equity Managers         other mutual funds for which NB
                               Trust                   Management acts as investment manager
                                                       or administrator.


Peter E. Sundman* (40)         Chairman of the         Executive Vice President and Director
                               Board, Chief            of Neuberger Berman; President and
                               Executive Officer,      Director of NB Management; Chairman
                               and Trustee of the      of the Board, Chief Executive Officer
                               Trust and Equity        and Trustee of nine other mutual funds
                               Managers Trust          for which NB Management acts as
                                                       investment manager or administrator.


                                       58


                               Positions Held
                               With the Trust and
 Name, Age, and                Equity Managers
   Address(1)                      Trust               Principal Occupation(s)(2)



Michael J. Weiner (51)         Vice President and      Senior Vice President of NB Management
                               Principal               from 1992-1999; Treasurer of NB
                               Financial Officer       Management from 1992 to 1996; Vice
                               of the Trust and        President and Principal Financial
                               Equity Managers         Officer of nine other mutual funds
                               Trust                   for which NB Management acts as
                                                       investment manager or
                                                       administrator.

Celeste Wischerth (38)         Assistant               Assistant Vice President of NB
                               Treasurer of the        Management since 1994; prior thereto,
                               Trust and Equity        employee of NB Management; Assistant
                               Managers Trust          Treasurer  since 1996 of nine other
                                                       mutual NB Management acts as
                                                       investment manager or
                                                       administrator.




GLOBAL MANAGERS TRUST:

                              Positions Held
Name, Age, and                with Global
Address(1)                    Managers Trust          Principal Occupation(s)(2)



Claudia A. Brandon (42)       Secretary               (See above)

Stacy Cooper-Shugrue (35)     Assistant Secretary     (See above)

Barbara DiGiorgio (40)        Assistant Treasurer     (See above)

Jacqueline Henning (56)       Assistant Treasurer     Managing Director, State Street Cayman
                                                      Trust Co., Ltd. since 1994; Assistant
                                                      Director, Morgan Grenfell, 1993-94;
                                                      Bank of Nova Scotia Trust Co. (Cayman)
                                                      Ltd., Managing Director, 1988-93.

Michael M. Kassen* (46)       President               (See above)



                                       59


                              Positions Held
Name, Age, and                with Global
Address(1)                    Managers Trust          Principal Occupation(s)(2)


Lenore Joan McCabe (37)       Assistant Secretary     Operations Supervisor, State Street
                                                      Cayman Trust Co., Ltd.; Project
                                                      Manager, State Street Canada, Inc.,
                                                      1992-94.

Howard A. Mileaf (61)         Trustee                 (See above)
WHX Corporation
110 East 59th Street
30th Floor
New York, NY  10022

John T. Patterson, Jr. (70)   Trustee                 (See above)
7082 Siena Court
Boca Raton, FL  33433

C. Carl Randolph (61)         Assistant Secretary     (See above)

John P. Rosenthal (66)        Trustee                 (See above)
Burnham Securities Inc.
Burnham Asset Management
Corp.
1325 Avenue of the Americas
17th Floor
New York, NY  10019

Richard Russell (52)          Treasurer and           (See above)
                              Principal
                              Accounting Officer

Daniel J. Sullivan (59)       Vice President          (See above)

Peter E. Sundman* (40)        Chairman of the         (See above)
                              Board, Chief
                              Executive Officer
                              and Trustee

Michael J. Weiner (51)        Vice President and      (See above)
                              Principal
                              Financial Officer


                                       60


                              Positions Held
Name, Age, and                with Global
Address(1)                    Managers Trust          Principal Occupation(s)(2)


Celeste Wischerth (37)        Assistant Treasurer     (See above)
--------------------


      (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Kassen and Sundman are interested persons by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust and Equity Managers Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

      The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                            TABLE OF COMPENSATION
                        FOR FISCAL YEAR ENDED 8/31/99

                               Aggregate
                              Compensation           Total Compensation from
                             from Neuberger        Investment Companies in the
Name and Position                Berman               Neuberger Berman Fund
with each Trust               Equity Trust          Complex Paid to Trustees


Faith Colish                    $7,284                      $93,900
Trustee                                          (9 other investment companies)

Stanley Egener                    $0                          $0
Chairman of the                                  (5 other investment companies)
Board, Chief
Executive Officer,
and Trustee

Howard A. Mileaf                $7,570                      $64,250
Trustee                                          (4 other investment companies)

Edward I. O'Brien               $7,797                      $61,750
Trustee                                          (3 other investment companies)

John T. Patterson, Jr.          $7,895                      $66,500
Trustee                                          (4 other investment companies)

John P. Rosenthal               $7,572                      $64,250
Trustee                                          (4 other investment companies)

Cornelius T. Ryan               $6,636                      $52,750
Trustee                                          (3 other investment companies)

Gustave H. Shubert              $7,505                      $59,500
Trustee                                          (3 other investment companies)

                               Aggregate
                              Compensation           Total Compensation from
                             from Neuberger        Investment Companies in the
Name and Position                Berman               Neuberger Berman Fund
with each Trust               Equity Trust          Complex Paid to Trustees

Lawrence Zicklin                  $0                           $0
President and                                    (5 other investment companies)
Trustee

      At November 22, 1999, the trustees and officers of the Trust and the corresponding Managers Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the investment manager to all the Portfolios (except Neuberger Berman International Portfolio) pursuant to a management agreement with Equity Managers Trust, dated as of August 2, 1993 ("EMT Management Agreement").

      The EMT Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger Berman Socially Responsive Portfolio, Millennium Portfolio, Neuberger Berman Regency Portfolio and Neuberger Berman Century Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger Berman Socially Responsive, Millennium, Regency and Century Portfolios on March 9, 1994, October 19, 1998, June 1, 1999 and July 29, 1999,
respectively. Neuberger Berman Socially Responsive, Neuberger Berman Millennium, Neuberger Berman Regency Neuberger Berman and Century Portfolios were authorized to become subject to the EMT Management Agreement by vote of the Portfolio

Trustees on October 20, 1993, July 29, 1998, April 28, 1999, and July 29, 1999 respectively.

      NB Management serves as the investment manager to Neuberger Berman International Portfolio pursuant to a management agreement with Global Managers Trust, dated as of November 1, 1995 ("GMT Management Agreement"). The GMT Management Agreement was approved by the holders of the interests in Neuberger Berman International Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Management Agreement by vote of the Portfolio Trustees on August 8, 1995.

      The EMT Management Agreement and GMT Management Agreement ("Management Agreements") provide, in substance, that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreements permit NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trusts who are officers, directors, or employees of NB Management. One director of NB Management (who also is an officer and director of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and officer of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

      NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to each Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). Neuberger Berman International, Millennium, Regency and Century Trusts were authorized to become subject to the Administration Agreement by vote of the Fund Trustees on January 22, 1997, July 29, 1998, April 28, 1999 and July 29, 1999, respectively. NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

      Because Neuberger Berman International Portfolio has its principal offices in the Cayman Islands, Global Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, British West Indies, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of Neuberger Berman International Portfolio and provides certain administrative, fund accounting, and transfer agency services with respect to that Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, each Portfolio (except Neuberger Berman Genesis, Millennium and International Portfolios) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger Berman Genesis Portfolio and Neuberger Berman Millennium Portfolio each pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman International Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $1.5 billion.

      For administrative services, each Fund pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of Neuberger Berman Management Inc., and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see "Distribution and Shareholder Services Plan," below.)

      During the fiscal years ended August 31, 1999, 1998 and 1997, each Fund accrued management and administration fees as follows:

                       Management and Administration Fees
                            Accrued for Fiscal Years
Fund                             Ended August 31

                            1999               1998                1997


Manhattan                  $480,941         $525,466            $415,355


Genesis                  $8,235,517       $8,034,410          $1,870,816


Focus                    $2,063,717       $1,953,132            $936,458


Guardian                $12,732,406      $19,092,633         $14,839,636


International               $26,186           $4,582*             N/A

Partners                 $7,492,692      $6,210,071           $2,313,486


Socially Responsive        $183,688        $111,257              $16,656****


Millennium                  $12,525**         N/A                  N/A


Regency                        $532***        N/A                  N/A

--------------------
*From June 29, 1998 (commencement of operations) to August 31, 1998.

** From November 4, 1998 (commencement of operations) to August 31, 1999.

***From June 10, 1999 (commencement of operations) to August 31, 1999.

**** From March 3, 1997 (commencement of operations) to August 31, 1997.


WAIVERS AND REIMBURSEMENTS

      From May 1, 1995 to December 14, 1997, NB Management voluntarily waived a portion of the management fee borne by Neuberger Berman Genesis Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that Portfolio.

                        PORTION OF MANAGEMENT FEE WAIVED


                     For Period Ended     For Fiscal Year Ended
Fund                 December 14, 1997        August 31, 1997

Genesis                  $157,077                $153,513


      NB Management has voluntarily undertaken to reimburse each of Neuberger Berman Focus Trust and Neuberger Berman Socially Responsive Trust for its total operating expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.20% of the Fund's average daily net assets. Similarly, NB Management has voluntarily undertaken to reimburse each of Neuberger Berman Genesis Trust, Neuberger Berman Guardian Trust, Neuberger Berman Manhattan Trust, Neuberger Berman Partners Trust, and Neuberger Berman International Trust for its total operating expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets, but in the case of Neuberger Berman International Trust not to exceed 1.70%. Each undertaking can be terminated by NB Management by giving a Fund at least 60 days' prior written notice.

      NB Management has also voluntarily undertaken to reimburse Neuberger Berman Millennium Trust through December 31, 2009 so that the Fund's expense ratio per annum will not exceed 1.75% of the Fund's average daily net assets. Neuberger Berman Millennium Trust has in turn agreed to repay NB Management through December 31, 2000, for the excess total annual operating expenses that NB Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating Expenses do not exceed the above expense limitation.

      NB Management has agreed to reimburse certain expenses of each of Neuberger Berman Regency Trust and Neuberger Berman Century Trust through December 31, 2002, so that the total annual operating expenses of each Fund are limited to 1.50% of average net assets, or, in the case of Neuberger Berman Regency Trust, to not more than 0.20% above the total annual operating expenses of another Neuberger Berman fund that invests in the same Portfolio as that Fund, whichever is less. Each Fund has in turn agreed to repay NB Management for expenses reimbursed to the Fund, provided that repayment does not cause the Fund's total annual operating expenses to exceed 1.50% of its average net assets and the repayment is made within three years of the year in which NB Management incurred the expense.



                       Amount of Total Operating Expenses
                           Reimbursed by NB Management
Fund                    for Fiscal Years Ended August 31

                            1999               1998                1997


Manhattan                   $37,105            $59,281             $64,448


Genesis                     $0                 $0                  $0


Focus                       $58,587            $67,257             $102,407


Guardian                    $0                 $0                  $0


International               $89,443            $15,821*            N/A


Partners                    $0                 $45,387             $89,923


Millennium                  $115,640**         N/A                 N/A


Regency                     $72,144***         N/A                 N/A


Socially Responsive         $101,048           $100,537            $30,470****

--------------------------------------------------------------------------------
*From June 29, 1998 (commencement of operations) to August 31, 1998.

**From November 4, 1998 (commencement of operations) to August 31, 1999.

***From June 10, 1999 (commencement of operations) to August 31, 1999.

****From March 3, 1997 (commencement of operations) to August 31, 1997.

      The Management Agreements continue until August 2, 2000. The Management Agreements are renewable thereafter from year to year with respect to each Portfolio, so long as their continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the corresponding Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 2000. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


      The Management Agreements are terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the corresponding Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio (except Neuberger Berman International Portfolio) pursuant to a sub-advisory agreement dated

August 2, 1993 ("EMT Sub-Advisory Agreement").

      The EMT Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger Berman Millennium, and Regency Portfolios) on August 2, 1993, and by the holders of the interests in Neuberger Berman Millennium Portfolio on October 19, 1998, and Neuberger Berman Regency Portfolio on June 1, 1999. Neuberger Berman Millennium Portfolio and Regency Portfolio were authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on July 29, 1998 and April 28, 1999, respectively.

      NB Management retains Neuberger Berman as sub-adviser with respect to Neuberger Berman International Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("GMT Sub-Advisory Agreement"). The GMT Sub-Advisory Agreement was approved by the holders of the interests in Neuberger Berman International Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Sub-Advisory Agreement by vote of the Portfolio Trustees on August 8, 1995.

      The EMT Sub-Advisory Agreement and GMT Sub-Advisory Agreement ("Sub-Advisory Agreements") provide in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreements provide that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreements continue until August 2, 2000 and are renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreements. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED


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


      As of September 30, 1999, the investment companies managed by NB Management had aggregate net assets of approximately $17.8 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 1999

Neuberger Berman Cash Reserves Portfolio..........................$1,129,792,312
    (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio.........................$701,999,455
    (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio...........................$25,041,449
    (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio....................$274,532,907
    (investment portfolio for Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio..........................$275,065,503
    (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Century Portfolio...............(in registration as of 9/30/99)
    (investment portfolio for Neuberger Berman Century Fund and Neuberger
    Berman Century Trust)

Neuberger Berman Focus Portfolio..................................$1,463,580,020
    (investment portfolio for Neuberger Berman Focus Fund, Neuberger Berman Focus Trust and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio................................$1,647,532,448
    (investment portfolio for Neuberger Berman Genesis Fund, Neuberger Berman Genesis Trust, Neuberger Berman Genesis Assets and Neuberger Berman
    Genesis Institutional)

Neuberger Berman Guardian Portfolio.............................  $4,423,729,801
    (investment portfolio for Neuberger Berman Guardian Fund, Neuberger
    Berman Guardian Trust and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio............................$117,925,499
    (investment portfolio for Neuberger Berman International Fund and
    Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio................................$606,962,000
    (investment portfolio for Neuberger Berman Manhattan Fund, Neuberger
    Berman Manhattan Trust and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio................................$78,666,423
    (investment portfolio for Neuberger Berman Millennium Fund, Neuberger
    Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio...............................$3,553,329,259
    (investment portfolio for Neuberger Berman Partners Fund, Neuberger
    Berman Partners Trust and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio...................................$30,848,996
    (investment portfolio for Neuberger Berman Regency Fund and Neuberger
    Berman Regency Trust)

Neuberger Berman Socially Responsive Portfolio......................$376,629,789
    (investment portfolio for Neuberger Berman Socially   Responsive Fund,
    Neuberger Berman Socially Responsive Trust, and Neuberger Berman Socially Responsive Assets)

Advisers Managers Trust...........................................$2,026,088,252
    (eight series)

      The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB

Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

      The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman; Theodore P. Giuliano, Vice President; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Barbara Katersky, Senior Vice President; Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, President; Michael J. Weiner, Senior Vice President; Brooke A. Cobb, Vice President; Valerie Chang, Vice President; Robert
W. D'Alelio, Vice President; Clara Del Villar, Vice President; Robert S. Franklin, Vice President; Robert I. Gendelman, Vice President; Thomas Gengler, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Judith M. Vale, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Robert Conti, Treasurer; Ramesh Babu, Vice President; Robert L. Ladd, Vice President; Ingrid Saukaitis, Vice President; Benjamin E. Segal, Vice President; Josephine Velez, Vice President; and Ellen Metzger, Secretary. Messrs. Cantor, D'Alelio, Gendelman, Giuliano, Kassen, Risen, Simons, Sundman, Weiner and White and Mmes. Prindle,

Silver and Vale are employees of Neuberger Berman.

      Mr. Sundman is a trustee and officer of the Trust and the Managers Trusts. Mr. Kassen is a trustee of the Trust and Equity Managers Trust and an officer of the Trust and the Managers Trusts. Messrs. Sullivan and Weiner are officers of the Trust and Managers Trusts.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.

                          DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreements.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

      The Fund Trustees adopted the Plan on July 29, 1999. The Plan provides that Neuberger Berman Century Trust, Focus Trust, Millennium Trust, Regency Trust and Socially Responsive Trust will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from each Fund a fee at the annual rate of 0.10% of that Fund's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's plan complies with these rules.

      The Plan requires that NBMI provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Fund Trustees noted that the purpose of the master/feeder fund structure is to permit access to a variety of markets. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more
effectively  by   Institutions   with  which   shareholders   have  an  existing
relationship.

      The Plan continues until August 2, 2000. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.



                       ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting total liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Portfolio (except Neuberger Berman International Portfolio) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

      Neuberger Berman International Portfolio values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Global Managers Trust believe accurately reflects fair value.

      Neuberger Berman International Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman International Trust may be significantly affected on days when shareholders have no access to that Fund.

      If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.



                       ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income fund that is briefly described below ("Income Fund"), if made available through that Institution.

INCOME FUND

Neuberger  Berman              Seeks the highest current income consistent with
Limited Maturity Bond Trust    low risk to principal and liquidity and,
                               secondarily,   total  return.  The  corresponding
                               portfolio invests in debt securities, primarily investment grade; maximum 10% below investment grade, but no lower than B.(*) Maximum average duration of four years.

      Any Fund described herein, and the Income Fund, may terminate or modify its exchange privilege in the future.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                      ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

      Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The

---------------
(*)     As rated by  Moody's or S&P or, if unrated by either of  those entities, determined by NB Management to be of comparable quality.

Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                      DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger Berman Guardian Trust distributes substantially all of its share of Neuberger Berman Guardian Portfolio's net investment income (after deducting expenses incurred directly by Neuberger Berman Guardian Trust), if any, near the end of each other calendar quarter.

      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

      To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Certain funds that invest in portfolios managed by NB Management, including most of the Sister Funds have received rulings from the Internal
Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

      The Portfolios (except Neuberger Berman Socially Responsive, Neuberger Berman Millennium, Neuberger Berman Regency, Neuberger Berman Century and Neuberger Berman International Portfolios) have received rulings from the Service to the effect that, among other things, each such Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the excepted Portfolios, NB Management believes the reasoning thereof and, hence, their conclusion apply to those Portfolios as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

      Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of Neuberger Berman International Trust's total assets (taking into account its share of Neuberger Berman International Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to the election, Neuberger Berman International Trust would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Portfolio's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Neuberger Berman International Trust will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least


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


75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that it distributes income to its shareholders.

      If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A holder of stock in any PFIC may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.

      Exchange-traded futures contracts and certain forward contracts subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net


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


gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its corresponding Fund's shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each of Neuberger Berman Partners, Neuberger Berman Millennium, Neuberger Berman Regency, Neuberger Berman Century and Neuberger Berman Socially Responsive Portfolios may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued
OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A


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


Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                            PORTFOLIO TRANSACTIONS

      Neuberger Berman acts as principal broker for each Portfolio (except Neuberger Berman International Portfolio) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman may act as broker for Neuberger Berman International Portfolio. A substantial portion of the portfolio transactions of Neuberger Berman Genesis and Neuberger Berman Millennium Portfolios involves securities traded on the OTC market; those Portfolios purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders.

      During the fiscal year ended August 31, 1997, Neuberger Berman Manhattan Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman Manhattan Portfolio paid brokerage commissions of $1,132,309, of which $546,227 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Manhattan Portfolio paid brokerage commissions of $1,155,067, of which $495,351 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 45.46% of the aggregate dollar amount of transactions involving the payment of commissions, and 42.89% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 99.63% of the $657,243 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $398,886,704) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): American Express Credit Corp., Donaldson, Lufkin, & Jenrette Securities Corp., Ford Motor Credit Co., General Electric Capital Corp., Goldman, Sachs & Co., Lehman Brothers Inc. and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Ford Motor Credit Corp., $10,996,258; Lehman Brothers Inc., $5,138,500; and State Street Bank & Trust Company, $12,240,000.


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


      During the fiscal year ended August 31, 1997, Neuberger Berman Genesis Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman Genesis Portfolio paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Genesis Portfolio paid brokerage commissions of $2,150,168, of which $1,034,712 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 49.53% of the aggregate dollar amount of transactions involving the payment of commissions, and 48.12% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 94.48% of the $1,053,905 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $425,499,870) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Ford Motor Credit Co., General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: American Express Credit Corp., $9,997,150; General Electric Capital Corp., $9,989,831; and State Street Bank & Trust Company, $26,740,000.


      During the fiscal year ended August 31, 1997, Neuberger Berman Focus Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman Focus Portfolio paid brokerage commissions of $2,051,007, of which $998,930 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Focus Portfolio paid brokerage commissions of $1,972,390, of which $983,860 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 55.54% of the aggregate dollar amount of transactions involving the payment of commissions, and 49.88% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 91.88% of the $908,219 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $534,330,876) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: Ford Motor Credit Co., General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Morgan Stanley Dean Witter & Co., $87,957,813 and State Street Bank & Trust Company, $22,890,000.

      During the fiscal year ended August 31, 1997, Neuberger Berman Guardian Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger


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

Berman Guardian Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Guardian Portfolio paid brokerage commissions of $10,793,418, of which $3,975,341 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 42.88% of the aggregate dollar amount of transactions involving the payment of commissions, and 36.83% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 89.21% of the $6,082,366 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $4,098,122,468) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Donaldson, Lufkin, & Jenrette Securities Corp., Ford Motor Credit Co., General Electric Capital Corp., Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: American Express Credit Corp., $49,992,736; Ford Motor Credit Co., $49,948,667; General Electric Capital Corp., $49,985,833; Morgan Stanley Dean Witter & Co., $49,728,344; and State Street Bank & Trust Company, $111,170,000.

      During the fiscal year ended August 31, 1997, Neuberger Berman Partners Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman Partners Portfolio paid brokerage commissions of $10,028,713, of which $6,281,978 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Partners Portfolio paid brokerage commissions of $14,228,430 of which $7,694,359 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 55.60% of the aggregate dollar amount of transactions involving the payment of commissions, and 54.08% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 90.92% of the $5,940,877 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $4,178,855,517) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Ford Motor Credit Co., General Electric Capital Corp., Goldman, Sachs & Co., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: American Express Credit Corp., $49,948,375; Ford Motor Credit Co., $49,992,764; Morgan Stanley Dean Witter & Co., $28,318,125; and State Street Bank & Trust Company, $63,300,000.

      During the fiscal year ended August 31, 1997, Neuberger Berman Socially Responsive Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman Socially Responsive Portfolio paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman Socially Responsive Portfolio paid brokerage commissions of $485,040, of which $329,666 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 69.99% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.97% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 99.97% of the $155,324 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $97,201,802) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: Goldman, Sachs & Co. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Goldman, Sachs & Co., $556,256; and State Street Bank & Trust Company, $8,370,000.

      During the fiscal year ended August 31, 1997, Neuberger Berman International Portfolio paid brokerage commissions of $297,431, of which $5,910 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman International Portfolio paid brokerage commissions of $345,192, of which $3,435 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, Neuberger Berman International Portfolio paid brokerage commissions of $717,488, of which $5,632 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 1.67% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.79% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. Of the $664,624 paid to other brokers by that Portfolio during that fiscal year, 93.37% (representing commissions on transactions involving approximately
$201,189,337 was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., HSBC Securities, Inc., Samsung Securities (America), Inc., State Street Bank and Trust Company, and Vickers Ballas (USA) Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:
State Street Bank & Trust Company, $3,920,000.

      During the fiscal year ended August 31, 1999, Neuberger Berman Millennium Portfolio paid brokerage commissions of $50,656, of which $28,188 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 52.82% of the aggregate dollar amount of transactions involving the payment of commissions, and 55.65% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 99.14% of the $22,275 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $9,372,700) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: Donaldson, Lufkin, & Jenrette Securities Corp., Ford Motor Credit Co., General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Ford Motor Credit Co., $1,499,783; and State Street Bank & Trust Company, $2,090,000.

      During the fiscal year ended August 31, 1999, Neuberger Berman Regency Portfolio paid brokerage commissions of $17,045, of which $15,488 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 90.37% of the aggregate dollar amount of transactions involving the payment of commissions, and 90.87% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 96.47% of the $1,502 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $840,736) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Ford Motor Credit Co., General Electric Capital Corp., and State Street Bank and Trust Company, at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: State Street Bank & Trust Company, $370,000.


      Insofar as portfolio transactions of Neuberger Berman Partners Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger Berman Manhattan Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.


      Portfolio securities may, from time to time, be loaned by a Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios. The following information reflects interest income earned by the Portfolios from the cash collateralization of securities loans through Neuberger Berman during the fiscal years ended 1998 and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.


                                          Interest Income
                                          from
                                          Collateralization
                                          of Securities        Amount Paid to
 Name of Portfolio       Fiscal Year End  Loans               Neuberger Berman

Neuberger Berman            8/31/98       $    469,745        $   212,611
  Manhattan Portfolio       8/31/97       $    988,931        $   326,403

--------------------------------------------------------------------------------
Neuberger Berman            8/31/98       $    285,737        $   152,375
  Genesis Portfolio         8/31/97       $    168,552        $    69,948


--------------------------------------------------------------------------------
Neuberger Berman            8/31/98       $  1,355,093        $  1,035,708
  Guardian Portfolio        8/31/97       $  4,005,765        $  3,523,486

--------------------------------------------------------------------------------
Neuberger Berman            8/31/98       $    139,877        $    101,879
  Focus Portfolio           8/31/97       $  1,053,272        $    898,127

--------------------------------------------------------------------------------
Neuberger Berman            8/31/98       $    280,193        $    141,707
  Partners Portfolio        8/31/97       $    797,133        $    688,624

--------------------------------------------------------------------------------
Neuberger Berman            8/31/98       $     31,250                0
  International             8/31/97       $        0                  0
  Portfolio
--------------------------------------------------------------------------------

Neuberger Berman             8/31/98      $     20,023       $     10,803
  Socially Responsive        8/31/97      $     80,484       $     51,639
Portfolio

--------------------------------------------------------------------------------



      In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

      The use of Neuberger Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trusts and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each

Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

      To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

      Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolios participate in.

      Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

      A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.


      Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Valerie Chang; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick; and Janet W. Prindle, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger Berman Focus, Neuberger Berman Guardian, Neuberger Berman Genesis, Neuberger Berman International, Neuberger Berman Manhattan, Neuberger Berman Millennium, Neuberger Berman Partners Neuberger Berman Regency and Neuberger Berman Socially Responsive Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid
Saukaitis, each of whom is a Vice President of NB Management, will assume responsibility for the portfolio of Neuberger Berman Socially Responsive Portfolio.


PORTFOLIO TURNOVER

      A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                           REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS

      Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate series. Each Fund invests all of net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to January 1, 1995, the names of Neuberger Berman Focus Trust and Neuberger Berman Focus Portfolio were "Neuberger & Berman Selected Sectors Trust" and "Neuberger & Berman Selected Sectors Portfolio," respectively.

      Prior to November 17, 1995, the name of Neuberger Berman International Portfolio was International Portfolio.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Trust" and the term "Neuberger Berman" in each Fund's name was "Neuberger & Berman".

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of that Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

THE PORTFOLIOS

      Each Portfolio (except Neuberger Berman International Portfolio) is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. Neuberger Berman International Portfolio is a separate operating series of Global Managers Trust, a New York common law trust organized as of March 18, 1994. The Managers Trusts are registered under the 1940 Act as diversified, open-end management investment companies. Equity Managers Trust has nine separate Portfolios. Global Managers Trust currently has one operating Portfolio. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

      FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The Sister Funds that are series of Neuberger Berman Equity Funds(R) ("Equity Funds") and the other mutual funds that are series of other trusts invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. The shares of each series of

Equity Funds are available for purchase by members of the general public. The Trust does not sell its shares directly to members of the general public.

      Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio (including the series of Equity Funds, Equity Assets and Equity Series) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except Equity Funds and Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

      The trustees of the Trust believe that investment in a Portfolio by a series of Equity Funds, Equity Assets or Equity Series by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                         CUSTODIAN AND TRANSFER AGENT

      Each Fund and Portfolio has selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio (except Neuberger Berman International Portfolio). State Street Cayman serves as transfer agent for Neuberger Berman International Portfolio.

                       INDEPENDENT AUDITORS/ACCOUNTANTS

      Each  Fund  and  Portfolio  (other  than  Neuberger  Berman  International
Portfolio, Neuberger Berman Manhattan Trust and Portfolio, Neuberger Berman Millennium Trust and Portfolio, Neuberger Berman Socially Responsive Trust and Portfolio, and Neuberger Berman Regency Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman International Portfolio has selected Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, British West Indies as the independent auditors who will audit its financial statements. Neuberger Berman Manhattan Trust and Portfolio, Neuberger Berman Socially Responsive Trust and Portfolio, Neuberger Berman Millennium Trust and Portfolio, and Neuberger Berman Regency Trust and Portfolio have selected PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, as the independent accountants who will audit their financial statements.

                                  LEGAL COUNSEL

      Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at October 30, 1999:

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
Neuberger Berman          MAC & Co.                                  17.94%
Manhattan Trust           A/C 195-643
                          AEOF 1956432
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA 15230-3198

                          The Northern Trust Co., Trustee            44.77%
                          FBO Case Corporation
                          22-75833
                          P.O. Box 92956
                          Chicago, IL 60675-2956

                          Fleet National Bank
                          AETNA/FLEET DIRECTED TRUSTEE               12.87%
                          151 Farmington Avenue, Suite T531
                          Hartford, CT  -6156-001

Neuberger Berman          Nationwide Life Insurance                  19.32%
Partners Trust            QPVA
                          c/o IPO Portfolio Accounting
                          P.O. Box 182029
                          Columbus, OH 43218-2029

                          National Financial Services Corp.*          9.90%
                          P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          PRC Inc.                                    9.27%
                          c/o T. Rowe Price Financial
                          Attn:  Asset Recon.
                          P.O. Box 17215
                          Baltimore, MD 21297-0354

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
                          Connecticut General Life                   12.32%
                          Insurance Company
                          350 Church St.
                          P.O. Box 2975 M-110
                          Hartford, CT  06103-1106

                          Fidelity Investments Institutional          7.39%
                          Oper. Co.
                          Agent for certain benefit pln
                          100 Magellan Way
                          Mailzone KWIC
                          Covington, KY  41015-1987

                          The Northern Trust Co., Trustee             6.18%
                          Phycor Savings Plan
                          P.O. Box 92956
                          Chicago, IL  60675-2956

Neuberger Berman          National Financial Services Corp.*          5.54%
Guardian Trust            P.O. Box 3908
                          Church Street Station
                          New York, NY 100008-3908

                          Fidelity Investments Institutional         13.39%
                          Ops Co.
                          Agent for certain EE benefit plans
                          Mailzone KWIC
                          Covington, KY 41015

                          The Manufacturers Life Insurance           19.41%
                          Co.
                          200 Bloor St. E NT3
                          Toronto ON M4W 1E5
                          Canada

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
                          Nationwide Life Insurance Co.               8.25%
                          QPVA
                          c/o IPO Portfolio Accounting
                          P.O. Box 182029
                          Columbus, OH 43218-2029

                          Wachovia Bank of North Carolina,            7.75%
                          Master Trustee
                          Incentive Savings Plan
                          301 N. Main Street MC-NC 32213
                          Winston-Salem, NC 27101-3819

                          Connecticut General Life                    5.50%
                          Insurance Company
                          350 Church Street
                          P.O. Box 2975 M-110
                          Hartford, CT 06104-2975

Neuberger Berman Focus    National Financial Services Corp.*          7.55%
Trust                     P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          American Express Trust Co.                 12.65%
                          Benefit of American Express
                          Trust Retirement Service Plans
                          1200 Northstar West
                          P.O. Box 534
                          Minneapolis, MN 55440-0534

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
                          Smith Barney Inc.                          14.28%
                          00109801250
                          388 Greenwich Street
                          New York, NY 10013-2375

                          Emjayco                                    12.31%
                          Omnibus Account
                          P.O. Box 17909
                          Milwaukee, WI 53217-0909

                          Aetna Life Insurance & Annuity Co.          9.61%
                          ACES - Separate Account F
                          15 Farmington Ave.
                          Hartford, CT 06156-0001

                          Boston Safe Deposit & Trust Co.,           12.12%
                          Trustee
                          TWA Inc. Pilots Directed Account
                          Plan & 401K Plan for Pilots of TWA
                          Inc.

                          Mallzone 028-003I
                          One Cabot Road
                          Medford, MA 02155-5141

                          MAC & Co. A/C 195-643                       5.62%
                          AEOF 1956432
                          P.O. Box 3198
                          Mutual Fund Operations
                          Pittsburgh, PA  15230-3198

Neuberger Berman          National Financial Services Corp.*         14.22%
Genesis  Trust            P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          Nationwide Life Insurance Co.               6.93%
                          IPO Portfolio Accounting
                          P.O. Box 182029

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
                          AETNA Life Insurance Co.                    5.11%
                          Valuation Unit
                          151 Farmington Avenue
                          Hartford, CT  06156-0001

                          Smith Barney, Inc.                         15.28%
                          00109801250
                          388 Greenwich Street
                          New York, NY 10013-2375

                          Fidelity Investments Institutional         18.98%
                          Ops Co.
                          Agent for certain EE benefit plans
                          Mailzone KWIC
                          Covington, KY 41015

Neuberger Berman          Chase Manhattan Bank, Trustee              51.94%
International Trust       Professional Pensions Inc.
                          Retirement Programs
                          444 Foxon Road
                          East Haven, CT 06513-2019

                          Fleet Trust Corporation                    34.42%
                          Third Party M F Alliances
                          P.O. Box 2197
                          Boston, MA 02106-2197

                          Neuberger Berman Trust                      9.22%
                          Lillian Vernon Corp.
                          401K Prifit Sharing Plan
                          1 Theall Road
                          Rye, NY  10580-1404

                                                                 Percentage of
                                                                  Ownership at
                          Name and Address                      October 30, 1999
--------------------------------------------------------------------------------
Neuberger Berman          National Financial Service Corp.*          76.23%
Millennium Trust          P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          Donaldson, Lufkin & Jenrette               19.15%
                          Securities Corporation
                          Pershing Division
                          Mutual Fund Balancing
                          P.O. Box 2052
                          Jersey City, NJ  07303-2052

Neuberger Berman          Boston Safe Deposit & Trust Co.            98.54%
Regency Trust             TWA Inc. Pilots Directed Account
                          Plan & 401K Plan for Pilots of TWA
                          Inc.
                          135 Santilli Hwy.  #26-0320
                          Everett, MA  02149-1906

Neuberger Berman          ICMA Retirement Trust                      65.31%
Socially Responsive Trust 777 N. Capitol Street, NE
                          Washington, D.C.  20002-4239



      * National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                            REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to a registration statement, each such statement is qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1999:

      The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman Genesis Trust and Portfolio, Neuberger Berman Focus Trust and Portfolio, Neuberger Berman Guardian Trust and Portfolio, Neuberger Berman Partners Trust and Portfolio, and Neuberger Berman International Trust; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman International Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman Manhattan Trust and Portfolio, Neuberger Berman Regency Trust and Portfolio, Neuberger Berman Millennium Trust and Portfolio and Neuberger Berman Socially Responsive Trust and Portfolio.

                                  Appendix A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P CORPORATE BOND RATINGS:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

                 NEUBERGER BERMAN GUARDIAN TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 1, 1999

                               NO-LOAD MUTUAL FUND
             605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180
                            TOLL-FREE 800-877-9700





            Neuberger Berman GUARDIAN Trust ("Fund"), a series of Neuberger Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 1, 1999. The Fund invests all of its net investable assets in Neuberger Berman GUARDIAN Portfolio ("Portfolio").

            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

            The Fund's Prospectus provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc., ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (COPYRIGHT)1999 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                            PAGE


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Additional Investment Information......................................6


PERFORMANCE INFORMATION.....................................................19
      Total Return Computations.............................................19
      Comparative Information...............................................20
      Other Performance Information.........................................20


CERTAIN RISK CONSIDERATIONS.................................................21


TRUSTEES AND OFFICERS.......................................................21


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................27
      Investment Manager and Administrator..................................27
      Management and Administration Fees....................................28
      Sub-Adviser...........................................................29
      Investment Companies Managed..........................................30
      Management and Control of NB Management...............................32


DISTRIBUTION ARRANGEMENTS...................................................32


ADDITIONAL PURCHASE INFORMATION.............................................33
      Share Prices and Net Asset Value......................................33


ADDITIONAL REDEMPTION INFORMATION...........................................34
      Suspension of Redemptions.............................................34
      Redemptions in Kind...................................................34


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................34


ADDITIONAL TAX INFORMATION..................................................35
      Taxation of the Fund..................................................35

      Taxation of the Portfolio.............................................36
      Taxation of the Fund's Shareholders...................................38


PORTFOLIO TRANSACTIONS......................................................38
      Portfolio Turnover....................................................41


REPORTS TO SHAREHOLDERS.....................................................42


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................42


CUSTODIAN AND TRANSFER AGENT................................................44


INDEPENDENT AUDITORS........................................................45


LEGAL COUNSEL...............................................................45


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................45


FINANCIAL STATEMENTS........................................................47


APPENDIX A.................................................................A-1
RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER............................A-1

                            INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's  fundamental  investment   policies  and limitations
are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7.  SENIOR  SECURITIES.  The   Portfolio    may   not  issue  senior
securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.  The  Portfolio  may   not   purchase  securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2.  LENDING.  Except for  the  purchase  of   debt   securities  and
engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING. The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

            Although  the  Portfolio   does   not  have a  policy  limiting  its
investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

            TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

INVESTMENT INSIGHT

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families invested in the Neuberger Berman mutual funds.

INVESTMENT PROGRAM

            Seeks long term growth of capital and, secondarily, current income. Invests primarily in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies. Using a value-oriented investment approach in selecting securities, the Portfolio looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

      DISCIPLINED, LARGE-CAP VALUE ORIENTATION

            As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

            CONSISTENT VALUE STYLE

            Guardian is a large cap value fund that searches for:

            o     Established high-quality companies

            o     Low price/earnings ratios

            o     Strong balance sheets

            o     Solid management

DISCIPLINED, LARGE-CAP VALUE ORIENTATION

            As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

BOTTOM-UP APPROACH TO STOCK SELECTION

            The managers believe cheap stocks are plentiful, but true investment bargains are a rare find. To uncover them, they scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. Potential investment candidates are financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

A BROAD VIEW OF RISK MANAGEMENT

            Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

A STRONG SELL DISCIPLINE

            The portfolio co-managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe their research gives them an "edge" over Wall Street analysts, or they believe the stock has an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

      INVESTMENT PROCESS

      (Portfolio Risk Management)

o     Monitor Portfolio's Exposure

      (Selection Criteria)

o     Improving Financials

o     Superior Management

            Discount Valuations to the Market

      (Stock Universe)

o     Large-Cap Value

      GUARDIAN INVESTORS CAN EXPECT:

o     Disciplined, large-cap value orientation

o     Bottom-up approach to stock selection

o     Broad view of risk management

o     Strong sell discipline

INVESTMENT INSIGHT

            The portfolio co-managers look for established companies whose intrinsic value, by their measure, is undiscovered among the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the portfolio level.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others; some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal strategies are disclosed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.


            ILLIQUID SECURITIES.  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

        The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

            Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

       FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                  FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
              CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON. For purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs")) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do). The Portfolio would purchase a call option to offset a previously written call option.

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the
Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board
Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

            The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            Investment grade debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or deemed by NB Management to be of comparable quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES  AND   LIMITATIONS.   Convertible   debt  securities  are
subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            OTHER INVESTMENT COMPANIES. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

            POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

                           PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            The Fund commenced operations in August 1993. However, the Fund's investment objective, policies, and limitations are the same as those of Neuberger Berman GUARDIAN Fund, which is a series of Neuberger Berman Equity Funds(R) and invests in the Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.

                                  Average Annual Total Returns
                                     Periods Ended 8/31/1999
                ONE YEAR    FIVE YEARS    TEN YEARS      PERIOD FROM INCEPTION
GUARDIAN TRUST   +26.07%     +12.68%       +12.36%              +12.84%


            NB Management may from time to time waive a portion of its fees due from the Fund or Portfolio or reimburse the Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such  as the  S&P  500
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices.

      The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information regarding the effects of automatic investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                         CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                            TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman, LLC ("Neuberger Berman").


       Name, Age, and            Positions Held
         ADDRESS(1)              WITH THE TRUSTS              PRINCIPAL OCCUPATION(S)(2)

Faith Colish (64)             Trustee of each Trust        Attorney at Law, Faith Colish,
63 Wall Street                                             A Professional Corporation.
24th Floor
New York, NY  10005

Michael M. Kassen (46)*       President and                Executive Vice President, Chief
                              Trustee of each Trust        Investment  Officer and Director
                                                           of Neuberger Berman; President
                                                           and Trustee of six other mutual
                                                           funds for which NB Management
                                                           acts as investment manager or
                                                           administrator.

Howard A.  Mileaf  (62)       Trustee of each Trust        Vice President and Special
WHX Corporation                                            Counsel to WHX Corporation
110 East 59th Street                                       (holding company) since 1992;
30th  Floor                                                Directo  of Kevlin Corporation
New York,  NY 10022                                        (manufacturer of microwave and
                                                           other products).



                                              22


       Name, Age, and            Positions Held
         ADDRESS(1)              WITH THE TRUSTS              PRINCIPAL OCCUPATION(S)(2)

Edward I. O'Brien* (71)       Trustee of each Trust        Until 1993, President of the
12 Woods Lane                                              Securities Industry Association
Scarsdale, NY 10583                                        ("SIA") (securities industry's
                                                           representative in government
                                                           relations and regulatory matters
                                                           at the federal and state levels);
                                                           until November 1993, employee of
                                                           the SIA; Director of Legg Mason, Inc.

John T. Patterson, Jr. (71)   Trustee of each Trust        Retired.  Formerly, President of
7082 Siena Court                                           SOBRO (South Bronx Overall Economic
Boca Raton, FL  33433                                      Development Corporation).


John P. Rosenthal (66)        Trustee of each Trust        Senior Vice President of Burnham
Burnham Securities Inc.                                    Securities Inc. (a registered
Burnham Asset Management                                   broker-dealer) since 1991;
Corp.                                                      Director, Cancer Treatment
1325 Avenue of the Americas                                Holdings, Inc.
17th Floor
New York, NY  10019


Cornelius T. Ryan (68)        Trustee of each Trust        General Partner of Oxford Partners
Oxford Bioscience Partners                                 and Oxford Bioscience Partners
315 Post Road West                                         (venture capital partnerships)
Westport, CT  06880                                        and President of Oxford Venture
                                                           Corporation; Director of Capital
                                                           Cash Management Trust (money market
                                                           fund) and Prime Cash Fund.



                                              23


       Name, Age, and            Positions Held
         ADDRESS(1)              WITH THE TRUSTS              PRINCIPAL OCCUPATION(S)(2)

Gustave H. Shubert (70)       Trustee of each Trust        Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard                                     Advisory Trustee of Rand (a non
Pacific Palisades, CA  90272                               -profit public interest research
                                                           institution) since 1989; Honorary
                                                           Member of the Board of Overseers
                                                           of the Institute for Civil Justice,
                                                           the Policy Advisory Committee of
                                                           the Clinical Scholars Program at
                                                           the University of California, the
                                                           American Association for the
                                                           Advancement of Science, the Counsel
                                                           on Foreign Relations, and the
                                                           Institute for Strategic Studies
                                                           (London); advisor to the Program
                                                           Evaluation and Methodology Division
                                                           of the U.S. General Accounting
                                                           Office; formerly Senior Vice
                                                           President and Trustee of Rand.

Peter Sundman* (40)*          Chairman of the              Managing Director of Neuberger
                              Board, Chief                 Berman; President and Director of
                              Executive Officer,           NB Management; Chairman of the
                              and Trustee of each          Board, Chief Executive Officer and
                              Trust                        Trustee of nine othermutual funds
                                                           for which NB Management acts as
                                                           investment manager or
                                                           administrator.


Daniel J. Sullivan (59)       Vice President of            Senior Vice President of NB
                              each Trust                   Management since 1992; Vice
                                                           President of nine other mutual
                                                           funds for which NB Management
                                                           acts as investment manager or
                                                           administrator.

Michael J. Weiner (51)        Vice President and           Senior Vice President of NB
                              Officer of each Trust        Principal Financial Management
                                                           since 1992; Principal of Neuberger
                                                           Berman since 1998; Treasurer of NB
                                                           Management from 1992 to 1996; Vice
                                                           President and Principal Financial
                                                           Officer of nine other mutual funds
                                                           for which NB Management acts as
                                                           investment manager or
                                                           administrator.


                                              24


       Name, Age, and            Positions Held
         ADDRESS(1)              WITH THE TRUSTS              PRINCIPAL OCCUPATION(S)(2)

Claudia A. Brandon (42)       Secretary of each            Director, Corporate Secretarial,
                              Trust                        of Neuberger Berman; formerly Vice
                                                           President of NB  Management;
                                                           Secretary of  nine other mutual
                                                           funds for which NB Management
                                                           acts as investment manager or
                                                           administrator.

Richard Russell (52)          Treasurer and                Employee of NB Management;
                              Principal Accounting         Treasurer and Principal Accounting
                              Officer of each Trust        Officer of nine other mutual funds
                                                           for which NB Management acts as
                                                           investment manager or
                                                           administrator.

Stacy Cooper-Shugrue          Assistant Secretary          Assistant Director, Corporate
(36)                          of each Trust                Secretarial, of Neuberger
                                                           Berman; formerly Assistant Vice
                                                           President of NB Management
                                                           since 1993; Assistant
                                                           Secretary of nine other mutual
                                                           funds for which NB Management
                                                           acts as investment manager or
                                                           administrator.

C. Carl Randolph (61)         Assistant Secretary          Senior Vice President, General
                              of each Trust                Counsel and Secretary of
                                                           Neuberger Berman; Assistant
                                                           Secretary of nine other mutual
                                                           funds for which NB Management
                                                           acts as investment manager or
                                                           administrator.

Barbara DiGiorgio (40)        Assistant                    Assistant Treasurer since 1996
                              Treasurer of each            of nine other mutual funds for
                              Trust                        which NB Management acts as
                                                           investment manager or
                                                           administrator.

Celeste Wischerth (38)        Assistant Treasurer          Assistant Treasurer since 1996
                              of each Trust                of nine other mutual funds for
                                                           which NB Management acts as
                                                           investment manager or
                                                           administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of the Trust within the meaning of the 1940 Act. Messrs. Sundman and Kassen are interested persons by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following  table  sets  forth   information   concerning  the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/99

                                                            Total Compensation
                                                              from Investment
Name and Position              Aggregate Compensation        Companies in the
WITH EACH TRUST                    FROM THE TRUST          Neuberger Berman Fund
                                                              COMPLEX PAID TO
                                                                  TRUSTEES


Faith Colish                           $7,284                     $96,500
Trustee                                                     (5 other investment
                                                                companies)


Stanley Egener                           $0                         $0
Chairman of the Board,                                      (9 other investment
Chief Executive                                                 companies)
Officer, and Trustee

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/99

                                                            Total Compensation
                                                              from Investment
Name and Position              Aggregate Compensation        Companies in the
WITH EACH TRUST                    FROM THE TRUST          Neuberger Berman Fund
                                                              COMPLEX PAID TO
                                                                  TRUSTEES

Howard A. Mileaf                      $7,570                      $64,250
Trustee                                                    (4 other investment
                                                                  companies)
Edward I. O'Brien                     $7,797                      $61,750
Trustee                                                    (3 other investment
                                                                  companies)
John T. Patterson, Jr.                $7,895                      $66,500
Trustee                                                    (4 other investment
                                                                  companies)
John P. Rosenthal                     $7,572                      $64,250
Trustee                                                    (4 other investment
                                                                  companies)
Cornelius T. Ryan                     $6,636                      $52,750
Trustee                                                    (3 other investment
                                                                  companies)
Gustave H. Shubert                    $7,505                      $59,500
Trustee                                                    (3 other investment
                                                                  companies)

Lawrence Zicklin                        $0                           $0
President and Trustee                                      (5 other investment
                                                                  companies)

            At November 22, 1999, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement").

            The Management Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993. The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB

Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996. ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus. NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.

            Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

            NB Management provides administrative services to the Fund that includes furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.40% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of Neuberger Berman Management Inc., and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract some of its responsibilities to the Fund under the Administration Agreement and may compensate each Institution that provides such services.

            During the fiscal years ended August 31, 1999, 1998, and 1997, the Fund accrued management and administration fees as follows:


                                       MANAGEMENT AND ADMINISTRATION FEES
                                            ACCRUED FOR FISCAL YEARS
                                                 ENDED AUGUST 31


                                 1999               1998            1997
                                 ----               ----            ----
GUARDIAN TRUST                $12,732,406        $19,092,633     $14,839,636



            NB Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses (as defined in the Prospectus) so that the Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice. During the period from August 3, 1993 (commencement of operations of the Fund) to December 31, 1994, NB Management voluntarily undertook to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum would not exceed the expense ratio of the Sister Fund. The table below shows the amounts reimbursed by NB Management pursuant to this arrangement:


                                       AMOUNT OF TOTAL OPERATING EXPENSES
                                           REIMBURSED BY NB MANAGEMENT
                                        FOR FISCAL YEARS ENDED AUGUST 31

FUND                               1999               1998               1997
                                   ----               ----               ----
GUARDIAN TRUST                      $0                 $0                 $0

            The Management Agreement continues until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1999. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.


            The Sub-Advisory Agreement continues until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $17.8 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                  Net  Assets at
NAME                                                          SEPTEMBER 30, 1999


Neuberger Berman Cash Reserves Portfolio..........................$1,129,792,312
    (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio.........................$701,999,455
    (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio...........................$25,041,449
    (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio....................$274,532,907
    (investment portfolio for Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio..........................$275,065,503
    (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio......................$35,080,349
    (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Focus Portfolio..................................$1,463,580,020
    (investment portfolio for Neuberger Berman Focus Fund, Neuberger Berman Focus Trust and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio................................$1,647,532,448
    (investment portfolio for Neuberger Berman Genesis Fund, Neuberger Berman Genesis Trust, Neuberger Berman Genesis Assets and Neuberger Berman
    Genesis Institutional)

Neuberger Berman Guardian Portfolio...............................$4,423,729,801
    (investment portfolio for Neuberger Berman Guardian Fund, Neuberger
    Berman Guardian Trust and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio............................$117,925,499
    (investment portfolio for Neuberger Berman International Fund and
    Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio................................$606,962,000
    (investment portfolio for Neuberger Berman Manhattan Fund, Neuberger
    Berman Manhattan Trust and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio................................$78,666,423
    (investment portfolio for Neuberger Berman Millennium Fund, Neuberger
    Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio...............................$3,553,329,259
    (investment portfolio for Neuberger Berman Partners Fund, Neuberger
    Berman Partners Trust and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio...................................$30,848,996
    (investment portfolio for Neuberger Berman Regency Fund and Neuberger
    Berman Regency Trust)

Neuberger Berman Socially Responsive................................$376,629,789
    (investment portfolio for Neuberger Berman Socially Responsive Fund, Neuberger Berman Socially Responsive Trust, and Neuberger Berman Socially Responsive Assets)

Advisers Managers Trust...........................................$2,026,088,252
    (eight series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

            The  directors  and  officers  of NB  Management,  all of whom  have offices at the same address as NB Management, are Richard A. Cantor, Chairman; Theodore P. Guiliano, Vice President; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Daniel J. Sullivan, Senior Vice
President; Peter E. Sundman, President; Michael J. Weiner, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Barbara Katersky, Senior Vice President; Brooke A. Cobb, Vice President; Robert

W. D'Alelio, Vice President; Clara Del Villar, Vice President; Robert I. Gendelman, Vice President; Thomas Gengler, Vice President; Benjamin E. Segal, Vice President; Robert S. Franklin, Vice President, Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; Ellen Metzger, Secretary; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Judith M. Vale, Vice President; Catherine Waterworth Vice President; Allan R. White III, Vice President; Robert Conti, Treasurer; Ramesh Babu, Vice President; Valerie Chang, Vice President; Robert L. Ladd, Vice President; Ingrid Saukauitis, Vice President; Josephine Velez, Vice President; Messrs. Cantor, D'Alelio, Egener, Gendelman, Guiliano, Kassen, Risen, Simons, Sundman, Weiner and White and Mmes. Prindle, Silver and Vale are employees of Neuberger Berman.

            Messrs. Sundman and Kassen are trustees and officers and Messrs. Sullivan and Weiner are officers of each Trust.

            Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman.


                          DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                       ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Managers Trust believe accurately reflects fair value.

                      ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                      DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income, (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            The Fund generally distributes substantially all of its share of the Portfolio's net investment income, (after deducting expenses incurred directly by the Fund), if any, near the end of each other calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management, including the Sister Fund, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, and deductions, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock

(collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts and certain forward contracts subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                            PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market).

      During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, the Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, the Portfolio paid brokerage commissions of $10,793,418, of which $3,975,341 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 42.88% of the aggregate dollar amount of transactions involving the payment of commissions, and 36.83% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 89.21% of the $6,082,366 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $4,098,122,468) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, the Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Donaldson, Lufkin, & Jenrette Securities Corp., Ford Motor Credit Co., General Electric Capital Corp., Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: American Express Credit Corp., $49,992,736; Ford Motor Credit Co., $49,948,667; General Electric Capital Corp., $49,985,833; Morgan Stanley Dean Witter & Co., $49,728,344; and State Street Bank & Trust Company, $111,170,000.

      Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio. The following information reflects interest income earned by the Portfolio from the cash collateralization of securities loans during the fiscal years ended 1999, 1998, and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                           Interest Income
                                                from
                                          Collateralization     Amount Paid to
  NAME OF PORTFOLIO    FISCAL YEAR END   of SECURITIES LOANS   NEUBERGER BERMAN
--------------------------------------------------------------------------------
Neuberger Berman          8/31/98            $1,355,093           $1,035,708
GUARDIAN Portfolio        8/31/97            $4,005,765           $3,523,486
--------------------------------------------------------------------------------

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act,  commissions  paid by the Portfolio to Neuberger
Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from other participants in the trade. The other account participating in an agency cross-trade with a Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmation of each agency cross- trade that the Portfolios participate in.

            The Portfolio  expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of the Portfolio and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB

Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Kevin L. Risen and Allan R. White III, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.


PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                           REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND

            The Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has ten separate operating series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the

Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Trust" and the term "Neuberger Berman" in the Fund's name was "Neuberger & Berman".

            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

            OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

THE PORTFOLIO

            The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has nine separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

            FUND'S INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Series of two other investment companies, Neuberger Berman Equity Funds ("Equity Funds"), Neuberger Berman Equity Assets ("Equity Assets"), and Neuberger Berman Equity Series ("Equity Series") invest all of their respective net assets in corresponding Portfolios of Managers Trust. The shares of the series of Equity Funds are available for purchase by members of the general public. Equity Assets and Equity Series do not sell their shares directly to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Funds, Equity Assets, and Equity Series) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Funds, Equity Assets and Equity Series) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by a series of Equity Funds, Equity Assets or Equity Series or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                         CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                             INDEPENDENT AUDITORS

            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at October 30, 1999:

                                                      Percentage of Ownership at
                         NAME AND ADDRESS                 OCTOBER 17, 1999

Neuberger Berman
GUARDIAN Trust         National Financial Services                 5.54%
                       Corp.*
                       P.O. Box 3908
                       Church Street Station
                       New York, NY 100008-3908

                       Fidelity Investments                       13.39%
                       Institutional Ops Co.
                       Agent for certain EE benefit plans
                       Mailzone KWIC
                       Covington, KY 41015

                       The Manufacturers Life Insurance           19.41%
                       Co.
                       200 Bloor St. E NT3
                       Toronto ON M4W 1E5
                       Canada

                       Nationwide Life Insurance Co.               8.25%
                       QPVA
                       c/o IPO Portfolio Accounting
                       P.O. Box 182029
                       Columbus, OH 43218-2029

                       Wachovia Bank of North Carolina,            7.75%
                       Master Trustee
                       Incentive Savings Plan
                       301 N. Main Street MC-NC 32213
                       Winston-Salem, NC 27101-3819

                       Connecticut General Life                    5.50%
                       Insurance Company
                       350 Church Street
                       P.O. Box 2975 M-110
                       Hartford, CT 06104-2975

* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Fund of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1999:



      The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                  Appendix A


               RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:

            AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


            S&P commercial paper ratings:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            Moody's commercial paper ratings

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -  Leading market positions in well-established industries.
            -  High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 26 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.    FINANCIAL STATEMENTS AND EXHIBITS
-------     ---------------------------------


            Exhibit
            NUMBER                               DESCRIPTION
            ------                               -----------
            (a)         (1)   Certificate of Trust.  Incorporated by Reference
                              to Post-Effective  Amendment No. 8 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784.

                        (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (3) Trust Instrument of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (4) Schedule A - Current Series of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (b)               By-laws  of   Neuberger   Berman   Equity   Trust.
                              Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (c)         (1)   Trust  Instrument  of Neuberger  Berman Equity
                              Trust,  Articles  IV, V, and VI.  Incorporated  by
                              Reference  to  Post-Effective  Amendment  No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368 and 811-7784.

                        (2) By-laws of Neuberger Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (d)         (1)   (i)   Management Agreement Between Equity Managers
                                    Trust and Neuberger Berman Management Inc.
                                    Incorporated by Reference to Post-Effective
                                    Amendment No. 87 to Registration Statement of Neuberger Berman Equity Funds, File
                                    Nos. 2-11357 and 811-582.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   87   to
                                    Registration  Statement of Neuberger  Berman
                                    Equity Funds, File Nos. 2-11357 and 811-582.

            Exhibit
            NUMBER                               DESCRIPTION
            ------                               -----------

                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                  (2)   (i)         Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger Berman,
                                    LLC with Respect to Equity Managers Trust.
                                    Incorporated by Reference to Post-Effective
                                    Amendment No. 70 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                    2-11357 and 811-582.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   87   to
                                    Registration  Statement of Neuberger  Berman
                                    Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Substitution Agreement Among Neuberger Berman Management Inc., Equity Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910.

                  (3) (i) Management Agreement Between Global Managers Trust and Neuberger Berman Management Inc.. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                  (4)   (i)         Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger Berman,
                                    LLC with Respect to Global Managers Trust.
                                    Incorporated by Reference to Post-Effective
                                    Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                    2-11357 and 811-582.

            Exhibit
            NUMBER                               DESCRIPTION
            ------                               -----------
                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Substitution Agreement among Neuberger Berman Management Inc., Global Managers Trust, Neuberger Berman, L.P. and Neuberger Berman, LLC. Incorporated by Reference to the substantially similar agreement filed in Post-Effective Amendment No. 7 to the Registration Statement of Equity Managers Trust, File No. 811-7910 (the documents differ only with respect to the date of and the master fund party to the subadvisory agreement under which substitution is sought and the name of the executing master fund).

            (e)   (1)   Distribution Agreement Between Neuberger Berman Equity
                        Trust and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 24 to
                        Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (2) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (3) Distribution and Services Agreement between Neuberger Berman Equity Trust and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784.

                  (4)   Schedule A - Series of  Neuberger  Berman  Equity  Trust
                        Currently Subject to the Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (f)         Bonus, Profit Sharing or Pension Plans.  None.

            (g)   (1)   Custodian Contract Between Neuberger Berman Equity Trust
                        and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to
                        Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            Exhibit
            NUMBER                               DESCRIPTION
            ------                               -----------
            (h)   (1)   (i)   Transfer Agency and Service Agreement Between
                              Neuberger Berman Equity Trust and State Street
                              Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784.

                        (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (iii) Schedule of Compensation under the Transfer Agency
                              and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (2)   (i)   Administration Agreement Between Neuberger Berman
                              Equity Trust and Neuberger Berman Management Inc.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 24 to Registrant's Registration
                              Statement, File Nos. 33-64368 and 811-7784.

            (ii) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            Exhibit
            NUMBER                               DESCRIPTION
            ------                               -----------
            (i)   (a)   Opinion and  Consent of  Kirkpatrick  & Lockhart  LLP on
                        Securities  Matters  with  Respect to  Neuberger  Berman
                        Equity  Trust  and its  series  Neuberger  Berman  Focus
                        Trust, Neuberger Berman Guardian Trust, Neuberger Berman
                        Genesis Trust,  Neuberger  Berman  International  Trust,
                        Neuberger  Berman  Manhattan Trust, and Neuberger Berman
                        Partners    Trust.    Incorporated   by   Reference   to
                        Post-Effective   Amendment   No.   13  to   Registrant's
                        Registration Statement, File Nos. 33-64368 and 811-7784.

                  (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to the Registration Statement of Neuberger Berman Equity Assets, File Nos. 33-82568 and 811-8106.

                  (c) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Trust. Incorporated by Referene to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (d) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Regency Trust. Incorporated by Reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (e) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Century Trust. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (f) Consent of Kirkpatrick & Lockhart LLP to use Previously Filed Opinions on Securities Matters. Filed herewith.

            (j)         Consent of Independent Auditors.  Filed herewith.

            (k)         Financial Statements Omitted from Prospectus.  None.

            (l)         Letter of Investment Intent.  None.

            (m) Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (n)         Financial Data Schedule.  Not Applicable.

            (o)         Plan Pursuant to Rule 18f-3.  None.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------     -------------------------------------------------------------

            No person is controlled by or under common control with the Registrant.

ITEM 25.    INDEMNIFICATION.
-------     ---------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

      Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.
-------     ---------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                     BUSINESS AND OTHER CONNECTIONS
----                     ------------------------------

Philip Ambrosio          Senior Vice President and Chief
Senior Vice President    Financial Officer, Neuberger
and Chief Financial      Berman Inc.
Officer, Neuberger
Berman

Brooke A. Cobb           Chief Investment Officer, Bainco
Vice President,          International Investors.  Senior
NB Management            Vice President and Senior
                         Portfolio Manager, Putnam
                         Investments.(1)

Barbara DiGiorgio,       Assistant Treasurer, Neuberger
Assistant Vice           Berman Advisers Management Trust;
President,               Assistant Treasurer, Advisers
NB Management            Managers Trust; Assistant
                         Treasurer,  Neuberger  Berman Income  Funds;  Assistant
                         Treasurer,  Neuberger  Berman Income  Trust;  Assistant
                         Treasurer,  Neuberger  Berman Equity  Funds;  Assistant
                         Treasurer,  Neuberger  Berman Equity  Trust;  Assistant
                         Treasurer,  Income Managers Trust; Assistant Treasurer,
                         Equity  Managers  Trust;  Assistant  Treasurer,  Global
                         Managers Trust;  Assistant Treasurer,  Neuberger Berman
                         Equity Assets;  Assistant  Treasurer,  Neuberger Berman
                         Equity Series.

Theodore P. Giuliano     President and Trustee, Neuberger
Vice President, NB       Berman Income Funds; President
Management; Managing     and Trustee, Neuberger Berman
Director, Neuberger      Income Trust; President and
Berman                   Trustee, Income Managers Trust.

Michael M. Kassen        Executive Vice President, Chief
Executive Vice           Investment Officer and Director,
President,               Neuberger Berman Inc.
Neuberger Berman

Jeffrey B. Lane          President, Chief Executive
President and Chief      Officer and
Executive Officer,       Director of Neuberger Berman, Inc.
Neuberger Berman

Michael F. Malouf        Portfolio Manager, Dresdner RCM
Vice President           Global Investors.(2)
NB Management

Robert Matza             Executive Vice President, Chief
Executive Vice           Administrative Officer and
President and Chief      Director, Neuberger Berman, Inc.
Administrative Officer,
Neuberger Berman

-----------------------
(1) Until 1997.

(2) Until 1998.

NAME                     BUSINESS AND OTHER CONNECTIONS
----                     ------------------------------

S. Basu Mullick          Portfolio Manager, Ark Asset
Vice President,          Management(3)
NB Management

C. Carl Randolph         Secretary and General Counsel,
Senior Vice President,   Neuberger Berman, Inc. Assistant
General Counsel and      Secretary, Neuberger Berman
Secretary,               Advisers Management Trust;
Neuberger Berman         Assistant Secretary, Advisers
                         Managers Trust;  Assistant Secretary,  Neuberger Berman
                         Income Funds;  Assistant  Secretary,  Neuberger  Berman
                         Income Trust;  Assistant  Secretary,  Neuberger  Berman
                         Equity Funds;  Assistant  Secretary,  Neuberger  Berman
                         Equity  Trust;  Assistant  Secretary,  Income  Managers
                         Trust;  Assistant  Secretary,  Equity  Managers  Trust;
                         Assistant Secretary,  Global Managers Trust;  Assistant
                         Secretary,  Neuberger  Berman Equity Assets;  Assistant
                         Secretary, Neuberger Berman Equity Series.

Richard Russell          Treasurer, Neuberger Berman
Vice President,          Advisers Management Trust;
NB Management            Treasurer, Advisers Managers
                         Trust;   Treasurer,   Neuberger  Berman  Income  Funds;
                         Treasurer,  Neuberger  Berman Income Trust;  Treasurer,
                         Neuberger  Berman  Equity Funds;  Treasurer,  Neuberger
                         Berman Equity Trust; Treasurer,  Income Managers Trust;
                         Treasurer,  Equity  Managers Trust;  Treasurer,  Global
                         Managers  Trust;  Treasurer,  Neuberger  Berman  Equity
                         Assets; Treasurer, Neuberger Berman Equity Series.

Ingrid Saukaitis         Project Director, Council on
Vice President, NB       Economic Priorities.(4)
Management

Heidi L. Schneider       Executive Vice President and
Executive Vice           Director, Neuberger Berman, Inc.
President, Neuberger
Berman

Benjamin E. Segal        Assistant Portfolio Manager, GT
Vice President, NB       Global Investment Management*/;
Management, Managing     Consultant, Bain & Company,
Director, Neuberger      Inc.**/
Berman

----------------------
(3) Until 1998.

(4) Until 1997.

*/  Until 1997.

**/ Until 1997.

NAME                     BUSINESS AND OTHER CONNECTIONS
----                     ------------------------------

Jennifer K. Silver       Portfolio Manager and Director,
Vice President, NB       Putnum Investments.(5)
Management, Managing
Director, Neuberger
Berman

Daniel J. Sullivan       Vice President, Neuberger Berman
Senior Vice President,   Advisers Management Trust; Vice
NB Management            President, Advisers Managers
                         Trust;  Vice President,  Neuberger Berman Income Funds;
                         Vice  President,  Neuberger  Berman Income Trust;  Vice
                         President,   Neuberger   Berman  Equity   Funds;   Vice
                         President,   Neuberger   Berman  Equity   Trust;   Vice
                         President,   Income  Managers  Trust;  Vice  President,
                         Equity Managers Trust; Vice President,  Global Managers
                         Trust; Vice President,  Neuberger Berman Equity Assets;
                         Vice President, Neuberger Berman Equity Series.

Peter E. Sundman         Executive Vice President and
President, NB            Director, Neuberger Berman Inc.
Management; Executive
Vice President,
Neuberger Berman

Michael J. Weiner        Vice President, Neuberger Berman
Senior Vice President,   Advisers Management Trust; Vice
NB Management; Senior    President, Advisers Managers
Vice President,          Trust; Vice President, Neuberger
Neuberger Berman         Berman Income Funds; Vice
                         President,   Neuberger   Berman  Income   Trust;   Vice
                         President,   Neuberger   Berman  Equity   Funds;   Vice
                         President,   Neuberger   Berman  Equity   Trust;   Vice
                         President,   Income  Managers  Trust;  Vice  President,
                         Equity Managers Trust; Vice President,  Global Managers
                         Trust; Vice President,  Neuberger Berman Equity Assets;
                         Vice President, Neuberger Berman Equity Series.

-----------------------
(5) Until 1997.

NAME                     BUSINESS AND OTHER CONNECTIONS
----                     ------------------------------

Allan R. White, III      Portfolio Manager, Salomon Asset
Vice President, NB       Management.(6)
Management; Managing
Director, Neuberger
Berman

Celeste Wischerth,       Assistant Treasurer, Neuberger
 NB Management           Berman Advisers Management Trust;
                         Assistant Treasurer, Advisers
                         Managers Trust; Assistant
                         Treasurer, Neuberger Berman
                         Income Funds; Assistant
                         Treasurer, Neuberger Berman
                         Income Trust; Assistant
                         Treasurer, Neuberger Berman
                         Equity Funds; Assistant
                         Treasurer, Neuberger Berman
                         Equity Trust; Assistant
                         Treasurer, Income Managers Trust;
                         Assistant Treasurer, Equity
                         Managers Trust; Assistant
                         Treasurer, Global Managers Trust;
                         Assistant Treasurer, Neuberger
                         Berman Equity Assets; Assistant
                         Treasurer, Neuberger Berman
                         Equity Series.

            The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.    PRINCIPAL UNDERWRITERS.
-------     ----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust

            Neuberger Berman Equity Funds

            Neuberger Berman Equity Assets

            Neuberger Berman Equity Series

            Neuberger Berman Income Funds

            Neuberger Berman Income Trust

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.


------------------------
(6) Until 1998.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                                            POSITION AND
                             POSITIONS AND OFFICES          OFFICES
   NAME                      WITH UNDERWRITER               WITH REGISTRANT
   ----                      ----------------               ---------------

   Ramesh Babu               Vice President                 None

   Richard A. Cantor         Chairman of the Board          None

   Valerie Chang             Vice President                 None

   Brooke A. Cobb            Vice President                 None

   Robert Conti              Treasurer                      None

   Robert W. D'Alelio        Vice President                 None

   Clara Del Villar          Vice President                 None

   Barbara DiGiorgio         Assistant Vice                 Assistant Treasurer
                             President

   Robert S. Franklin        Vice President                 None

   Robert I. Gendelman       Vice President                 None

   Theodore P. Giuliano      Vice President and             None
                             Director

   Michael M. Kassen         Vice President and             None
                             Director

   Robert L. Ladd            Vice President                 None

   Josephine Mahaney         Vice President                 None

   Michael F. Malouf         Vice President                 None

   Ellen Metzger             Secretary                      None

   S. Basu Mullick           Vice President                 None

   Janet W. Prindle          Vice President                 None

   Kevin L. Risen            Vice President                 None

   Ingrid Saukaitis          Vice President                 None

   Benjamin Segal            Vice President                 None

   Jennifer K. Silver        Vice President                 None

   Kent C. Simons            Vice President                 None

   Daniel J. Sullivan        Senior Vice President          Vice President

   Peter E. Sundman          President                      None

   Judith M. Vale            Vice President                 None

   Josephine Velez           Vice President                 None

   Catherine Waterworth      Vice President                 None

   Michael J. Weiner         Senior Vice                    Vice President and
                             President                      Principal Financial
                                                            Officer

   Allan R. White, III       Vice President                 None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.
-------     --------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

ITEM 29.    MANAGEMENT SERVICES.
-------     -------------------

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS.
-------     ------------

            None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 26 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of November, 1999.

                          NEUBERGER BERMAN EQUITY TRUST


                          By: /s/ Michael M. Kassen
                              ---------------------
                              Michael M. Kassen
                              President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                 TITLE                        DATE


/s/ Peter E. Sundman                Chairman of the Board            11/30/99
---------------------------           and Trustee (Chief
Peter E. Sundman                      Executive Officer)


/s/ Michael M. Kassen               President and Trustee            11/30/99
---------------------------
Michael M. Kassen


/s/ Michael J. Weiner               Vice President                   11/30/99
---------------------------           (Principal Financial
Michael J. Weiner                     Officer)


/s/ Richard Russell                 Treasurer (Principal             11/30/99
---------------------------           Accounting Officer)
Richard Russell

                       (signatures continued on next page)

SIGNATURE                                 TITLE                        DATE


/s/ Faith Colish                    Trustee                          11/30/99
---------------------------
Faith Colish


/s/ Howard A. Mileaf                Trustee                          11/30/99
---------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien               Trustee                          11/30/99
---------------------------
Edward I. O'Brien


/s/ John T. Patterson, Jr.          Trustee                          11/30/99
---------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal               Trustee                          11/30/99
---------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan               Trustee                          11/30/99
---------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert              Trustee                          11/30/99
---------------------------
Gustave H. Shubert

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 26 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of November, 1999.

                          EQUITY MANAGERS TRUST


                          By: /s/ Michael M. Kassen
                              ---------------------
                              Michael M. Kassen
                              President

      Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                 TITLE                        DATE

/s/ Peter E. Sundman                Chairman of the Board            11/30/99
---------------------------           and Trustee (Chief
Peter E. Sundman                      Executive Officer)


/s/ Michael M. Kassen               President and Trustee            11/30/99
---------------------------
Michael M. Kassen


/s/ Michael J. Weiner               Vice President                   11/30/99
---------------------------           (Principal Financial
Michael J. Weiner                     Officer)


/s/ Richard Russell                 Treasurer (Principal             11/30/99
---------------------------           Accounting Officer)
Richard Russell

                       (signatures continued on next page)

SIGNATURE                                 TITLE                        DATE


/s/ Faith Colish                    Trustee                          11/30/99
---------------------------
Faith Colish


/s/ Howard A. Mileaf                Trustee                          11/30/99
---------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien               Trustee                          11/30/99
---------------------------
Edward I. O'Brien


/s/ John T. Patterson, Jr.          Trustee                          11/30/99
---------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal               Trustee                          11/30/99
---------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan               Trustee                          11/30/99
---------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert              Trustee                          11/30/99
---------------------------
Gustave H. Shubert

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 26 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of November, 1999.

                          GLOBAL MANAGERS TRUST


                          By: /s/ Peter E. Sundman
                              ---------------------
                              Peter  E. Sumdman, Chairman of the Board
                                 (Chief Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                 TITLE                        DATE


/s/ Peter E. Sundman                Chairman of the Board            11/30/99
---------------------------           and Trustee (Chief
Peter E. Sundman                      Executive Officer)


/s/ Michael J. Weiner               Vice President                   11/30/99
---------------------------           (Principal Financial
Michael J. Weiner                     Officer)


/s/ Richard Russell                 Treasurer (Principal             11/30/99
---------------------------           Accounting Officer)
Richard Russell

                       (signatures continued on next page)

SIGNATURE                                 TITLE                        DATE


/s/ Howard A. Mileaf                Trustee                          11/30/99
---------------------------
Howard A. Mileaf


/s/ John T. Patterson, Jr.          Trustee                          11/30/99
---------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal               Trustee                          11/30/99
---------------------------
John P. Rosenthal

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 26 ON FORM N-1A

                                INDEX TO EXHIBIT


            Exhibit
            NUMBER                           DESCRIPTION
            ------                           -----------

            (a)         (1)   Certificate of Trust.  Incorporated by
                              Reference to Post-Effective  Amendment No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784.

                        (2) Restated Certificate of Trust. Incorporated by Reference to Post- Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (3) Trust Instrument of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (4) Schedule A - Current Series of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (b)               By-laws  of   Neuberger   Berman   Equity   Trust.
                              Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (c)         (1)   Trust  Instrument  of Neuberger  Berman Equity
                              Trust,  Articles  IV, V, and VI.  Incorporated  by
                              Reference  to  Post-Effective  Amendment  No. 8 to
                              Registrant's Registration Statement, File Nos.
                              33-64368 and 811-7784.

                        (2) By-laws of Neuberger Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (d)   (1)   (i)         Management Agreement Between Equity
                                    Managers Trust and Neuberger Berman
                                    Management Inc.  Incorporated by
                                    Reference to Post-Effective Amendment
                                    No. 87 to Registration Statement of
                                    Neuberger Berman Equity Funds, File
                                    Nos. 2-11357 and 811-582.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   87   to
                                    Registration  Statement of Neuberger  Berman
                                    Equity Funds, File Nos. 2-11357 and 811-582.

            Exhibit
            NUMBER                           DESCRIPTION
            ------                           -----------
                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 87 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                  (2)   (i)         Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Equity
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    70 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   87   to
                                    Registration  Statement of Neuberger  Berman
                                    Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Substitution Agreement Among Neuberger Berman Management Inc., Equity Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910.

                  (3)   (i)         Management Agreement Between Global
                                    Managers Trust and Neuberger Berman
                                    Management Inc.. Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582.

                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to
                                    Post-Effective Amendment No. 74 to
                                    Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582.

                  (4)   (i)         Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Global
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582.

            Exhibit
            NUMBER                           DESCRIPTION
            ------                           -----------

                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                        (iii) Substitution Agreement among Neuberger Berman Management Inc., Global Managers Trust, Neuberger Berman, L.P. and Neuberger Berman, LLC. Incorporated by Reference to the substantially similar agreement filed in Post-Effective Amendment No. 7 to the Registration Statement of Equity Managers Trust, File No. 811-7910 (the documents differ only with respect to the date of and the master fund party to the subadvisory agreement under which substitution is sought and the name of the executing master fund).

            (e)   (1)   Distribution Agreement Between Neuberger Berman
                        Equity Trust and Neuberger Berman Management Inc.
                        Incorporated by Reference to Post-Effective Amendment
                        No. 24 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784.

                  (2) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (3) Distribution and Services Agreement between Neuberger Berman Equity Trust and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784.

                  (4)   Schedule A - Series of  Neuberger  Berman  Equity  Trust
                        Currently Subject to the Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (f)         Bonus, Profit Sharing or Pension Plans.  None.

            (g)   (1)   Custodian Contract Between Neuberger Berman Equity
                        Trust and State Street Bank and Trust Company.
                        Incorporated by Reference to Post-Effective Amendment
                        No. 8 to Registrant's Registration Statement, File
                        Nos. 33-64368 and 811-7784.

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            Exhibit
            NUMBER                           DESCRIPTION
            ------                           -----------

            (h)   (1)   (i)   Transfer Agency and Service Agreement Between
                              Neuberger Berman Equity Trust and State Street
                              Bank and Trust Company.  Incorporated by
                              Reference to Post-Effective Amendment No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784.

                        (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (iii) Schedule of Compensation under the Transfer Agency
                              and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos.
                              33-64368 and 811-7784.

                        (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (2)   (i)   Administration Agreement Between Neuberger
                              Berman Equity Trust and Neuberger Berman
                              Management Inc. Incorporated by Reference to
                              Post-Effective Amendment No. 24 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784.

                        (ii) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                        (iii) Schedule B - Schedule  of  Compensation  Under the
                              Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            Exhibit
            NUMBER                           DESCRIPTION
            ------                           -----------

            (i)   (a)   Opinion and Consent of Kirkpatrick & Lockhart LLP on
                        Securities  Matters  with  Respect to  Neuberber  Berman
                        Equity  Trust  and its  series  Neuberger  Berman  Focus
                        Trust, Neuberger Berman Guardian Trust, Neuberger Berman
                        Genesis Trust,  Neuberger  Berman  International  Trust,
                        Neuberger  Berman  Manhattan Trust, and Neuberger Berman
                        Partners    Trust.    Incorporated   by   Reference   to
                        Post-Effective   Amendment   No.   13  to   Registrant's
                        Registration Statement, File Nos. 33-64368 and 811-7784.

                  (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to the Registration Statement of Neuberger Berman Equity Assets, File Nos. 33-82568 and 811-8106.

                  (c)   Opinion and Consent of Kirkpatrick &
                        Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (d)   Opinion and Consent of Kirkpatrick &
                        Lockhart LLP on Securities Matters
                        with Respect to Neuberger Berman Regency Trust. Incorporated by Reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement,
                        File Nos. 33-64368 and 811-7784.

                   (e) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Century Trust. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                   (f)  Consent of Kirkpatrick & Lockhart LLP to use
                        Previously Filed Opinions on Securities Matters. Filed herewith.

            (j)         Consent of Independent Auditors.  Filed herewith.

            (k)         Financial Statements Omitted from Prospectus.  None.

            (l)         Letter of Investment Intent.  None.

            (m)         Plan Pursuant to Rule 12b-1. Incorporated by
                        Reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

            (n)         Financial Data Schedule.  Not Applicable.

            (o)         Plan Pursuant to Rule 18f-3.  None.


--------